Benefit Plans	12 Months Ended
Dec. 31, 2016
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans on the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.
For 2016, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation, third party forecasts and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions used for OPEB plans measurement purposes are shown below:

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2016, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$4,992.9	$5,224.9	$1,450.6	$1,439.0
Service Cost	85.8	93.5	10.2	12.2
Interest Cost	211.6	205.3	60.9	56.8
Actuarial (Gain) Loss	142.7	(200.6)	17.3	37.2
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Participant Contributions	—	—	37.8	33.3
Medicare Subsidy	—	—	0.8	0.8
Benefit Obligation as of December 31,	$5,085.8	$4,992.9	$1,447.4	$1,450.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,767.6	$4,967.5	$1,577.4	$1,693.9
Actual Gain (Loss) on Plan Assets	315.5	32.4	56.0	(34.0)
Company Contributions	91.4	97.9	4.9	12.9
Participant Contributions	—	—	37.8	33.3
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Fair Value of Plan Assets as of December 31,	$4,827.3	$4,767.6	$1,545.9	$1,577.4

Funded (Underfunded) Status as of December 31,	$(258.5)	$(225.3)	$98.5	$126.8

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$653.4	$702.8	$262.2	$267.1
Service Cost	8.1	8.7	1.0	1.1
Interest Cost	27.2	26.7	10.8	10.3
Actuarial (Gain) Loss	9.2	(41.4)	(0.2)	2.5
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Participant Contributions	—	—	6.4	5.7
Medicare Subsidy	—	—	0.2	0.2
Benefit Obligation as of December 31,	$654.0	$653.4	$255.6	$262.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$603.2	$642.3	$256.7	$280.6
Actual Gain (Loss) on Plan Assets	38.3	(5.7)	5.9	(7.7)
Company Contributions	8.8	10.0	2.7	2.8
Participant Contributions	—	—	6.4	5.7
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Fair Value of Plan Assets as of December 31,	$606.4	$603.2	$246.9	$256.7

Underfunded Status as of December 31,	$(47.6)	$(50.2)	$(8.7)	$(5.5)

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$591.5	$617.9	$166.3	$161.7
Service Cost	12.2	12.9	1.5	1.6
Interest Cost	25.3	24.5	7.0	6.4
Actuarial (Gain) Loss	20.1	(28.4)	3.8	7.7
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Participant Contributions	—	—	4.6	4.0
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$611.6	$591.5	$167.6	$166.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$570.0	$591.7	$189.0	$202.4
Actual Gain (Loss) on Plan Assets	40.6	(0.9)	8.7	(2.3)
Company Contributions	13.0	14.6	—	0.1
Participant Contributions	—	—	4.6	4.0
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Fair Value of Plan Assets as of December 31,	$586.1	$570.0	$186.6	$189.0

Funded (Underfunded) Status as of December 31,	$(25.5)	$(21.5)	$19.0	$22.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$497.5	$526.3	$168.6	$164.7
Service Cost	6.5	6.7	0.8	0.9
Interest Cost	20.6	20.3	7.0	6.4
Actuarial (Gain) Loss	4.7	(19.5)	(1.0)	8.7
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Participant Contributions	—	—	4.7	4.3
Medicare Subsidy	—	—	0.1	(0.1)
Benefit Obligation as of December 31,	$492.9	$497.5	$164.0	$168.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$472.1	$498.5	$191.6	$206.2
Actual Gain (Loss) on Plan Assets	30.9	2.2	2.5	(2.6)
Company Contributions	7.2	7.7	—	—
Participant Contributions	—	—	4.7	4.3
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Fair Value of Plan Assets as of December 31,	$473.8	$472.1	$182.6	$191.6

Funded (Underfunded) Status as of December 31,	$(19.1)	$(25.4)	$18.6	$23.0

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$265.4	$285.4	$77.7	$76.7
Service Cost	6.2	6.4	0.6	0.7
Interest Cost	11.2	10.9	3.3	3.0
Actuarial (Gain) Loss	3.1	(17.9)	1.0	2.4
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Participant Contributions	—	—	2.2	1.9
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$266.7	$265.4	$77.6	$77.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$262.1	$275.5	$88.3	$96.0
Actual Gain (Loss) on Plan Assets	17.3	0.1	3.1	(2.5)
Company Contributions	5.8	5.9	—	—
Participant Contributions	—	—	2.2	1.9
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Fair Value of Plan Assets as of December 31,	$266.0	$262.1	$86.4	$88.3

Funded (Underfunded) Status as of December 31,	$(0.7)	$(3.3)	$8.8	$10.6

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$282.8	$298.2	$86.1	$85.0
Service Cost	8.1	8.3	0.8	0.8
Interest Cost	12.4	11.8	3.6	3.4
Actuarial (Gain) Loss	13.8	(16.2)	1.5	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Participant Contributions	—	—	2.4	2.1
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$296.6	$282.8	$86.9	$86.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$280.6	$290.2	$97.8	$106.4
Actual Gain (Loss) on Plan Assets	18.8	1.6	4.1	(3.3)
Company Contributions	8.4	8.1	—	—
Participant Contributions	—	—	2.4	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Fair Value of Plan Assets as of December 31,	$287.3	$280.6	$96.8	$97.8

Funded (Underfunded) Status as of December 31,	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$154.5	$185.8
Other Current Liabilities – Accrued Short-term Benefit Liability	(5.9)	(6.3)	(3.0)	(3.3)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(252.6)	(219.0)	(53.0)	(55.7)
Funded (Underfunded) Status	$(258.5)	$(225.3)	$98.5	$126.8

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$25.2	$30.8
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.4)	(2.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(47.6)	(50.2)	(31.5)	(33.7)
Underfunded Status	$(47.6)	$(50.2)	$(8.7)	$(5.5)

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$19.0	$22.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(25.5)	(21.5)	—	—
Funded (Underfunded) Status	$(25.5)	$(21.5)	$19.0	$22.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$18.6	$23.0
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(19.1)	(25.4)	—	—
Funded (Underfunded) Status	$(19.1)	$(25.4)	$18.6	$23.0

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2016	2015	2016	2015
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$1.6	$—	$8.8	$10.6
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(3.1)	—	—
Funded (Underfunded) Status	$(0.7)	$(3.3)	$8.8	$10.6

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$9.9	$11.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9.2)	(2.1)	—	—
Funded (Underfunded) Status	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$1,569.8	$1,546.1	$614.4	$577.4
Prior Service Cost (Credit)	1.0	3.3	(485.4)	(554.4)

Recorded as
Regulatory Assets	$1,415.6	$1,385.2	$90.4	$15.1
Deferred Income Taxes	54.4	57.5	13.5	2.8
Net of Tax AOCI	100.8	106.7	25.1	5.1

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$216.2	$220.8	$92.9	$86.9
Prior Service Cost (Credit)	0.2	0.3	(70.5)	(80.6)

Recorded as
Regulatory Assets	$213.7	$218.3	$7.7	$(0.7)
Deferred Income Taxes	1.0	1.0	5.1	2.4
Net of Tax AOCI	1.7	1.8	9.6	4.6

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$133.2	$130.0	$81.3	$77.1
Prior Service Cost (Credit)	0.2	0.3	(66.3)	(75.7)

Recorded as
Regulatory Assets	$128.2	$125.3	$13.7	$1.1
Deferred Income Taxes	1.8	1.8	0.5	0.1
Net of Tax AOCI	3.4	3.2	0.8	0.2

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$215.4	$222.0	$58.2	$52.6
Prior Service Cost (Credit)	0.1	0.2	(48.5)	(55.4)

Recorded as
Regulatory Assets	$215.5	$222.2	$9.7	$(2.8)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$91.0	$94.1	$37.3	$35.2
Prior Service Cost (Credit)	—	0.3	(30.2)	(34.5)

Recorded as
Regulatory Assets	$91.0	$94.4	$7.1	$0.7

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$103.8	$97.1	$45.4	$43.3
Prior Service Cost (Credit)	0.1	0.4	(36.6)	(41.6)

Recorded as
Regulatory Assets	$103.9	$97.5	$5.7	$1.2
Deferred Income Taxes	—	—	1.1	0.2
Net of Tax AOCI	—	—	2.0	0.3

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$107.5	$41.8	$68.4	$176.3
Amortization of Actuarial Loss	(83.8)	(107.1)	(31.4)	(18.8)
Amortization of Prior Service Credit (Cost)	(2.3)	(2.2)	69.0	69.1
Change for the Year Ended December 31,	$21.4	$(67.5)	$106.0	$226.6

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$6.2	$(0.3)	$11.4	$24.7
Amortization of Actuarial Loss	(10.8)	(13.9)	(5.4)	(3.6)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	10.1	10.0
Change for the Year Ended December 31,	$(4.7)	$(14.4)	$16.1	$31.1

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$13.2	$4.7	$7.9	$24.7
Amortization of Actuarial Loss	(10.0)	(12.6)	(3.7)	(2.0)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$3.1	$(8.1)	$13.6	$32.1

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$1.5	$5.8	$9.4	$24.0
Amortization of Actuarial Loss	(8.1)	(10.5)	(3.8)	(2.1)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	6.9	7.0
Change for the Year Ended December 31,	$(6.7)	$(4.9)	$12.5	$28.9

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$1.3	$(2.9)	$3.9	$10.9
Amortization of Actuarial Loss	(4.4)	(5.7)	(1.8)	(1.0)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.2)	4.3	4.3
Change for the Year Ended December 31,	$(3.4)	$(8.8)	$6.4	$14.2

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$11.5	$(1.8)	$4.0	$12.0
Amortization of Actuarial Loss	(4.8)	(6.0)	(1.9)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.0	5.2
Change for the Year Ended December 31,	$6.4	$(8.1)	$7.1	$16.1
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
	December 31,
Company	2016	2015	2016	2015
APCo	12.6%	12.7%	16.0%	16.3%
I&M	12.1%	12.0%	12.1%	12.0%
OPCo	9.8%	9.9%	11.8%	12.1%
PSO	5.5%	5.5%	5.6%	5.6%
SWEPCo	6.0%	5.9%	6.3%	6.2%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$354.7	$—	$—	$—	$354.7	7.3%
International	439.2	—	—	—	439.2	9.1%
Options	—	20.0	—	—	20.0	0.4%
Real Estate Investment Trusts	3.1	—	—	—	3.1	0.1%
Common Collective Trusts (c)	—	14.0	—	400.5	414.5	8.6%
Subtotal – Equities	797.0	34.0	—	400.5	1,231.5	25.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	32.3	32.3	0.7%
United States Government and Agency Securities (c)	—	423.3	—	17.7	441.0	9.1%
Corporate Debt (c)	—	1,932.2	—	10.0	1,942.2	40.2%
Foreign Debt (c)	—	373.7	—	12.1	385.8	8.0%
State and Local Government	—	11.5	—	—	11.5	0.2%
Other – Asset Backed (c)	—	5.4	—	7.4	12.8	0.3%
Subtotal – Fixed Income	—	2,746.1	—	79.5	2,825.6	58.5%

Infrastructure	—	—	57.6	—	57.6	1.2%
Real Estate	—	—	254.9	—	254.9	5.3%
Alternative Investments	—	—	411.1	—	411.1	8.5%
Securities Lending	—	161.6	—	—	161.6	3.4%
Securities Lending Collateral (a)	—	—	—	(163.3)	(163.3)	(3.4)%
Cash and Cash Equivalents (c)	—	—	—	29.7	29.7	0.6%
Other – Pending Transactions and Accrued Income (b)	—	—	—	18.6	18.6	0.4%

Total	$797.0	$2,941.7	$723.6	$365.0	$4,827.3	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2016	$0.1	$42.0	$253.7	$378.7	$674.5
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	5.9	5.3	13.7	24.9
Relating to Assets Sold During the Period	—	0.9	23.2	21.1	45.2
Purchases and Sales	(0.1)	8.8	(27.3)	(2.4)	(21.0)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2016	$—	$57.6	$254.9	$411.1	$723.6

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$517.1	$—	$—	$—	$517.1	33.5%
International	435.5	—	—	—	435.5	28.2%
Options	—	15.2	—	—	15.2	1.0%
Common Collective Trusts (b)	—	10.9	—	20.5	31.4	2.0%
Subtotal – Equities	952.6	26.1	—	20.5	999.2	64.7%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	93.7	93.7	6.0%
United States Government and Agency Securities	—	64.7	—	—	64.7	4.2%
Corporate Debt	—	121.6	—	—	121.6	7.9%
Foreign Debt	—	18.6	—	—	18.6	1.2%
State and Local Government	—	3.0	—	—	3.0	0.2%
Other – Asset Backed	—	5.9	—	—	5.9	0.4%
Subtotal – Fixed Income	—	213.8	—	93.7	307.5	19.9%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	110.1	110.1	7.1%
United States Bonds (b)	—	—	—	97.4	97.4	6.3%
Subtotal – Trust Owned Life Insurance	—	—	—	207.5	207.5	13.4%

Cash and Cash Equivalents	24.0	10.5	—	—	34.5	2.2%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(2.8)	(2.8)	(0.2)%

Total	$976.6	$250.4	$—	$318.9	$1,545.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trusts (c)	—	16.1	—	369.7	385.8	8.1%
Subtotal – Equities	722.0	31.7	—	369.7	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	34.2	34.2	0.7%
United States Government and Agency Securities (c)	—	397.8	—	24.1	421.9	8.9%
Corporate Debt (c)	—	1,964.2	—	19.0	1,983.2	41.6%
Foreign Debt (c)	—	405.4	0.1	16.0	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed (c)	—	15.8	—	7.6	23.4	0.5%
Subtotal – Fixed Income	—	2,796.0	0.1	100.9	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents (c)	—	1.2	—	47.4	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,091.9	$674.5	$279.2	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trusts (b)	—	12.6	—	19.0	31.6	2.0%
Subtotal – Equities	949.4	28.2	—	19.0	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	100.9	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	209.4	—	100.9	310.3	19.6%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	28.3	28.3	1.8%
United States Bonds (b)	—	—	—	184.3	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	—	—	212.6	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$244.8	$—	$338.3	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2017:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$85.8	$93.5	$71.9	$10.2	$12.2	$14.2
Interest Cost	211.6	205.3	221.0	60.9	56.8	67.2
Expected Return on Plan Assets	(280.3)	(274.8)	(261.6)	(107.0)	(111.0)	(111.3)
Amortization of Prior Service Cost (Credit)	2.3	2.2	2.5	(69.0)	(69.1)	(69.0)
Amortization of Net Actuarial Loss	83.8	107.1	124.0	31.4	18.8	22.1
Net Periodic Benefit Cost (Credit)	103.2	133.3	157.8	(73.5)	(92.3)	(76.8)
Capitalized Portion	(37.8)	(48.4)	(52.2)	26.9	33.5	25.3
Net Periodic Benefit Cost (Credit) Recognized in Expense	$65.4	$84.9	$105.6	$(46.6)	$(58.8)	$(51.5)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.7	$7.0	$1.0	$1.1	$1.4
Interest Cost	27.2	26.7	29.6	10.8	10.3	12.8
Expected Return on Plan Assets	(35.3)	(35.0)	(33.9)	(17.3)	(18.1)	(18.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(10.1)	(10.0)	(10.1)
Amortization of Net Actuarial Loss	10.8	13.9	16.6	5.4	3.6	4.6
Net Periodic Benefit Cost (Credit)	10.9	14.5	19.5	(10.2)	(13.1)	(9.8)
Capitalized Portion	(4.1)	(5.5)	(6.8)	3.9	5.0	3.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.8	$9.0	$12.7	$(6.3)	$(8.1)	$(6.4)

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$12.2	$12.9	$10.0	$1.5	$1.6	$1.9
Interest Cost	25.3	24.5	26.3	7.0	6.4	7.6
Expected Return on Plan Assets	(33.6)	(32.6)	(31.0)	(12.9)	(13.2)	(13.4)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	10.0	12.6	14.6	3.7	2.0	2.4
Net Periodic Benefit Cost (Credit)	14.0	17.6	20.1	(10.1)	(12.6)	(10.9)
Capitalized Portion	(3.3)	(4.0)	(4.6)	2.4	2.9	2.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$10.7	$13.6	$15.5	$(7.7)	$(9.7)	$(8.4)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.5	$6.7	$5.2	$0.8	$0.9	$1.0
Interest Cost	20.6	20.3	22.1	7.0	6.4	7.6
Expected Return on Plan Assets	(27.6)	(27.5)	(26.5)	(13.0)	(13.4)	(13.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(6.9)	(7.0)	(6.9)
Amortization of Net Actuarial Loss	8.1	10.5	12.4	3.8	2.1	2.4
Net Periodic Benefit Cost (Credit)	7.7	10.2	13.4	(8.3)	(11.0)	(9.4)
Capitalized Portion	(3.4)	(4.8)	(5.5)	3.7	5.2	3.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.3	$5.4	$7.9	$(4.6)	$(5.8)	$(5.6)

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.2	$6.4	$5.2	$0.6	$0.7	$0.8
Interest Cost	11.2	10.9	12.1	3.3	3.0	3.6
Expected Return on Plan Assets	(15.5)	(15.1)	(14.6)	(6.1)	(6.3)	(6.3)
Amortization of Prior Service Cost (Credit)	0.3	0.2	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	4.4	5.7	6.7	1.8	1.0	1.1
Net Periodic Benefit Cost (Credit)	6.6	8.1	9.7	(4.7)	(5.9)	(5.1)
Capitalized Portion	(2.4)	(2.8)	(3.3)	1.7	2.0	1.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.2	$5.3	$6.4	$(3.0)	$(3.9)	$(3.4)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.3	$6.6	$0.8	$0.8	$1.0
Interest Cost	12.4	11.8	12.7	3.6	3.4	4.0
Expected Return on Plan Assets	(16.4)	(16.0)	(15.4)	(6.8)	(6.9)	(7.0)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.0)	(5.2)	(5.2)
Amortization of Net Actuarial Loss	4.8	6.0	7.1	1.9	1.1	1.2
Net Periodic Benefit Cost (Credit)	9.2	10.4	11.3	(5.5)	(6.8)	(6.0)
Capitalized Portion	(2.7)	(3.2)	(3.4)	1.6	2.1	1.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.5	$7.2	$7.9	$(3.9)	$(4.7)	$(4.2)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2017 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant:

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

UMWA Benefits

Health and Welfare Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

Multiemployer Pension Benefits (Applies to AEP)

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement and the plan documents. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  A withdrawing employer may be subject to a withdrawal liability, which is calculated based upon that employer’s share of the plan’s unfunded benefit obligations.  If an employer fails to make required contributions or if its payments in connection with its withdrawal liability fall short of satisfying its share of the plan’s unfunded benefit obligations, the remaining employers may be allocated a greater share of the remaining unfunded plan obligations. Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan years ending June 30, 2016 and 2015, without utilization of extended amortization provisions.  As required under the PPA, the Plan adopted a Rehabilitation Plan in February 2015 which was updated in May 2016 and again in August 2016.

The amounts contributed in 2016, 2015 and 2014 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report based on the plan year ended June 30, 2015.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. UMWA pension contributions included a surcharge of 10% from July 2015 through June 2016 at which time new base contribution rates went into effect with no associated surcharges.

Under the terms of the UMWA pension plan, contributions will be required to continue beyond the December 31, 2017 expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined in accordance with the terms of the UMWA pension plan by reference to the National Bituminous Coal Wage Agreement, subject to periodic revisions, between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the planned closure of Cook Coal Terminal in 2022, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is related to the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2016 and 2015, the liability balance was $39 million and $31 million, respectively. AEP recovers the estimated UMWA pension withdrawal liability through fuel clauses in certain regulated jurisdictions. A regulatory asset is recorded on the balance sheet when the UMWA pension withdrawal liability exceeds the cumulative billings collected. As of December 31, 2016 and 2015, the regulatory asset balance was $20 million and $14 million, respectively. If any portion of the UMWA pension withdrawal liability is not recoverable, it could reduce future net income and cash flows and impact financial condition.

Appalachian Power Co [Member]
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans on the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.
For 2016, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation, third party forecasts and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions used for OPEB plans measurement purposes are shown below:

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2016, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$4,992.9	$5,224.9	$1,450.6	$1,439.0
Service Cost	85.8	93.5	10.2	12.2
Interest Cost	211.6	205.3	60.9	56.8
Actuarial (Gain) Loss	142.7	(200.6)	17.3	37.2
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Participant Contributions	—	—	37.8	33.3
Medicare Subsidy	—	—	0.8	0.8
Benefit Obligation as of December 31,	$5,085.8	$4,992.9	$1,447.4	$1,450.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,767.6	$4,967.5	$1,577.4	$1,693.9
Actual Gain (Loss) on Plan Assets	315.5	32.4	56.0	(34.0)
Company Contributions	91.4	97.9	4.9	12.9
Participant Contributions	—	—	37.8	33.3
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Fair Value of Plan Assets as of December 31,	$4,827.3	$4,767.6	$1,545.9	$1,577.4

Funded (Underfunded) Status as of December 31,	$(258.5)	$(225.3)	$98.5	$126.8

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$653.4	$702.8	$262.2	$267.1
Service Cost	8.1	8.7	1.0	1.1
Interest Cost	27.2	26.7	10.8	10.3
Actuarial (Gain) Loss	9.2	(41.4)	(0.2)	2.5
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Participant Contributions	—	—	6.4	5.7
Medicare Subsidy	—	—	0.2	0.2
Benefit Obligation as of December 31,	$654.0	$653.4	$255.6	$262.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$603.2	$642.3	$256.7	$280.6
Actual Gain (Loss) on Plan Assets	38.3	(5.7)	5.9	(7.7)
Company Contributions	8.8	10.0	2.7	2.8
Participant Contributions	—	—	6.4	5.7
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Fair Value of Plan Assets as of December 31,	$606.4	$603.2	$246.9	$256.7

Underfunded Status as of December 31,	$(47.6)	$(50.2)	$(8.7)	$(5.5)

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$591.5	$617.9	$166.3	$161.7
Service Cost	12.2	12.9	1.5	1.6
Interest Cost	25.3	24.5	7.0	6.4
Actuarial (Gain) Loss	20.1	(28.4)	3.8	7.7
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Participant Contributions	—	—	4.6	4.0
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$611.6	$591.5	$167.6	$166.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$570.0	$591.7	$189.0	$202.4
Actual Gain (Loss) on Plan Assets	40.6	(0.9)	8.7	(2.3)
Company Contributions	13.0	14.6	—	0.1
Participant Contributions	—	—	4.6	4.0
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Fair Value of Plan Assets as of December 31,	$586.1	$570.0	$186.6	$189.0

Funded (Underfunded) Status as of December 31,	$(25.5)	$(21.5)	$19.0	$22.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$497.5	$526.3	$168.6	$164.7
Service Cost	6.5	6.7	0.8	0.9
Interest Cost	20.6	20.3	7.0	6.4
Actuarial (Gain) Loss	4.7	(19.5)	(1.0)	8.7
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Participant Contributions	—	—	4.7	4.3
Medicare Subsidy	—	—	0.1	(0.1)
Benefit Obligation as of December 31,	$492.9	$497.5	$164.0	$168.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$472.1	$498.5	$191.6	$206.2
Actual Gain (Loss) on Plan Assets	30.9	2.2	2.5	(2.6)
Company Contributions	7.2	7.7	—	—
Participant Contributions	—	—	4.7	4.3
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Fair Value of Plan Assets as of December 31,	$473.8	$472.1	$182.6	$191.6

Funded (Underfunded) Status as of December 31,	$(19.1)	$(25.4)	$18.6	$23.0

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$265.4	$285.4	$77.7	$76.7
Service Cost	6.2	6.4	0.6	0.7
Interest Cost	11.2	10.9	3.3	3.0
Actuarial (Gain) Loss	3.1	(17.9)	1.0	2.4
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Participant Contributions	—	—	2.2	1.9
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$266.7	$265.4	$77.6	$77.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$262.1	$275.5	$88.3	$96.0
Actual Gain (Loss) on Plan Assets	17.3	0.1	3.1	(2.5)
Company Contributions	5.8	5.9	—	—
Participant Contributions	—	—	2.2	1.9
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Fair Value of Plan Assets as of December 31,	$266.0	$262.1	$86.4	$88.3

Funded (Underfunded) Status as of December 31,	$(0.7)	$(3.3)	$8.8	$10.6

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$282.8	$298.2	$86.1	$85.0
Service Cost	8.1	8.3	0.8	0.8
Interest Cost	12.4	11.8	3.6	3.4
Actuarial (Gain) Loss	13.8	(16.2)	1.5	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Participant Contributions	—	—	2.4	2.1
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$296.6	$282.8	$86.9	$86.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$280.6	$290.2	$97.8	$106.4
Actual Gain (Loss) on Plan Assets	18.8	1.6	4.1	(3.3)
Company Contributions	8.4	8.1	—	—
Participant Contributions	—	—	2.4	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Fair Value of Plan Assets as of December 31,	$287.3	$280.6	$96.8	$97.8

Funded (Underfunded) Status as of December 31,	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$154.5	$185.8
Other Current Liabilities – Accrued Short-term Benefit Liability	(5.9)	(6.3)	(3.0)	(3.3)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(252.6)	(219.0)	(53.0)	(55.7)
Funded (Underfunded) Status	$(258.5)	$(225.3)	$98.5	$126.8

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$25.2	$30.8
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.4)	(2.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(47.6)	(50.2)	(31.5)	(33.7)
Underfunded Status	$(47.6)	$(50.2)	$(8.7)	$(5.5)

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$19.0	$22.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(25.5)	(21.5)	—	—
Funded (Underfunded) Status	$(25.5)	$(21.5)	$19.0	$22.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$18.6	$23.0
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(19.1)	(25.4)	—	—
Funded (Underfunded) Status	$(19.1)	$(25.4)	$18.6	$23.0

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2016	2015	2016	2015
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$1.6	$—	$8.8	$10.6
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(3.1)	—	—
Funded (Underfunded) Status	$(0.7)	$(3.3)	$8.8	$10.6

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$9.9	$11.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9.2)	(2.1)	—	—
Funded (Underfunded) Status	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$1,569.8	$1,546.1	$614.4	$577.4
Prior Service Cost (Credit)	1.0	3.3	(485.4)	(554.4)

Recorded as
Regulatory Assets	$1,415.6	$1,385.2	$90.4	$15.1
Deferred Income Taxes	54.4	57.5	13.5	2.8
Net of Tax AOCI	100.8	106.7	25.1	5.1

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$216.2	$220.8	$92.9	$86.9
Prior Service Cost (Credit)	0.2	0.3	(70.5)	(80.6)

Recorded as
Regulatory Assets	$213.7	$218.3	$7.7	$(0.7)
Deferred Income Taxes	1.0	1.0	5.1	2.4
Net of Tax AOCI	1.7	1.8	9.6	4.6

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$133.2	$130.0	$81.3	$77.1
Prior Service Cost (Credit)	0.2	0.3	(66.3)	(75.7)

Recorded as
Regulatory Assets	$128.2	$125.3	$13.7	$1.1
Deferred Income Taxes	1.8	1.8	0.5	0.1
Net of Tax AOCI	3.4	3.2	0.8	0.2

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$215.4	$222.0	$58.2	$52.6
Prior Service Cost (Credit)	0.1	0.2	(48.5)	(55.4)

Recorded as
Regulatory Assets	$215.5	$222.2	$9.7	$(2.8)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$91.0	$94.1	$37.3	$35.2
Prior Service Cost (Credit)	—	0.3	(30.2)	(34.5)

Recorded as
Regulatory Assets	$91.0	$94.4	$7.1	$0.7

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$103.8	$97.1	$45.4	$43.3
Prior Service Cost (Credit)	0.1	0.4	(36.6)	(41.6)

Recorded as
Regulatory Assets	$103.9	$97.5	$5.7	$1.2
Deferred Income Taxes	—	—	1.1	0.2
Net of Tax AOCI	—	—	2.0	0.3

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$107.5	$41.8	$68.4	$176.3
Amortization of Actuarial Loss	(83.8)	(107.1)	(31.4)	(18.8)
Amortization of Prior Service Credit (Cost)	(2.3)	(2.2)	69.0	69.1
Change for the Year Ended December 31,	$21.4	$(67.5)	$106.0	$226.6

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$6.2	$(0.3)	$11.4	$24.7
Amortization of Actuarial Loss	(10.8)	(13.9)	(5.4)	(3.6)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	10.1	10.0
Change for the Year Ended December 31,	$(4.7)	$(14.4)	$16.1	$31.1

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$13.2	$4.7	$7.9	$24.7
Amortization of Actuarial Loss	(10.0)	(12.6)	(3.7)	(2.0)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$3.1	$(8.1)	$13.6	$32.1

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$1.5	$5.8	$9.4	$24.0
Amortization of Actuarial Loss	(8.1)	(10.5)	(3.8)	(2.1)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	6.9	7.0
Change for the Year Ended December 31,	$(6.7)	$(4.9)	$12.5	$28.9

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$1.3	$(2.9)	$3.9	$10.9
Amortization of Actuarial Loss	(4.4)	(5.7)	(1.8)	(1.0)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.2)	4.3	4.3
Change for the Year Ended December 31,	$(3.4)	$(8.8)	$6.4	$14.2

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$11.5	$(1.8)	$4.0	$12.0
Amortization of Actuarial Loss	(4.8)	(6.0)	(1.9)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.0	5.2
Change for the Year Ended December 31,	$6.4	$(8.1)	$7.1	$16.1
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
	December 31,
Company	2016	2015	2016	2015
APCo	12.6%	12.7%	16.0%	16.3%
I&M	12.1%	12.0%	12.1%	12.0%
OPCo	9.8%	9.9%	11.8%	12.1%
PSO	5.5%	5.5%	5.6%	5.6%
SWEPCo	6.0%	5.9%	6.3%	6.2%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$354.7	$—	$—	$—	$354.7	7.3%
International	439.2	—	—	—	439.2	9.1%
Options	—	20.0	—	—	20.0	0.4%
Real Estate Investment Trusts	3.1	—	—	—	3.1	0.1%
Common Collective Trusts (c)	—	14.0	—	400.5	414.5	8.6%
Subtotal – Equities	797.0	34.0	—	400.5	1,231.5	25.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	32.3	32.3	0.7%
United States Government and Agency Securities (c)	—	423.3	—	17.7	441.0	9.1%
Corporate Debt (c)	—	1,932.2	—	10.0	1,942.2	40.2%
Foreign Debt (c)	—	373.7	—	12.1	385.8	8.0%
State and Local Government	—	11.5	—	—	11.5	0.2%
Other – Asset Backed (c)	—	5.4	—	7.4	12.8	0.3%
Subtotal – Fixed Income	—	2,746.1	—	79.5	2,825.6	58.5%

Infrastructure	—	—	57.6	—	57.6	1.2%
Real Estate	—	—	254.9	—	254.9	5.3%
Alternative Investments	—	—	411.1	—	411.1	8.5%
Securities Lending	—	161.6	—	—	161.6	3.4%
Securities Lending Collateral (a)	—	—	—	(163.3)	(163.3)	(3.4)%
Cash and Cash Equivalents (c)	—	—	—	29.7	29.7	0.6%
Other – Pending Transactions and Accrued Income (b)	—	—	—	18.6	18.6	0.4%

Total	$797.0	$2,941.7	$723.6	$365.0	$4,827.3	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2016	$0.1	$42.0	$253.7	$378.7	$674.5
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	5.9	5.3	13.7	24.9
Relating to Assets Sold During the Period	—	0.9	23.2	21.1	45.2
Purchases and Sales	(0.1)	8.8	(27.3)	(2.4)	(21.0)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2016	$—	$57.6	$254.9	$411.1	$723.6

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$517.1	$—	$—	$—	$517.1	33.5%
International	435.5	—	—	—	435.5	28.2%
Options	—	15.2	—	—	15.2	1.0%
Common Collective Trusts (b)	—	10.9	—	20.5	31.4	2.0%
Subtotal – Equities	952.6	26.1	—	20.5	999.2	64.7%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	93.7	93.7	6.0%
United States Government and Agency Securities	—	64.7	—	—	64.7	4.2%
Corporate Debt	—	121.6	—	—	121.6	7.9%
Foreign Debt	—	18.6	—	—	18.6	1.2%
State and Local Government	—	3.0	—	—	3.0	0.2%
Other – Asset Backed	—	5.9	—	—	5.9	0.4%
Subtotal – Fixed Income	—	213.8	—	93.7	307.5	19.9%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	110.1	110.1	7.1%
United States Bonds (b)	—	—	—	97.4	97.4	6.3%
Subtotal – Trust Owned Life Insurance	—	—	—	207.5	207.5	13.4%

Cash and Cash Equivalents	24.0	10.5	—	—	34.5	2.2%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(2.8)	(2.8)	(0.2)%

Total	$976.6	$250.4	$—	$318.9	$1,545.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trusts (c)	—	16.1	—	369.7	385.8	8.1%
Subtotal – Equities	722.0	31.7	—	369.7	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	34.2	34.2	0.7%
United States Government and Agency Securities (c)	—	397.8	—	24.1	421.9	8.9%
Corporate Debt (c)	—	1,964.2	—	19.0	1,983.2	41.6%
Foreign Debt (c)	—	405.4	0.1	16.0	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed (c)	—	15.8	—	7.6	23.4	0.5%
Subtotal – Fixed Income	—	2,796.0	0.1	100.9	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents (c)	—	1.2	—	47.4	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,091.9	$674.5	$279.2	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trusts (b)	—	12.6	—	19.0	31.6	2.0%
Subtotal – Equities	949.4	28.2	—	19.0	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	100.9	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	209.4	—	100.9	310.3	19.6%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	28.3	28.3	1.8%
United States Bonds (b)	—	—	—	184.3	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	—	—	212.6	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$244.8	$—	$338.3	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2017:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$85.8	$93.5	$71.9	$10.2	$12.2	$14.2
Interest Cost	211.6	205.3	221.0	60.9	56.8	67.2
Expected Return on Plan Assets	(280.3)	(274.8)	(261.6)	(107.0)	(111.0)	(111.3)
Amortization of Prior Service Cost (Credit)	2.3	2.2	2.5	(69.0)	(69.1)	(69.0)
Amortization of Net Actuarial Loss	83.8	107.1	124.0	31.4	18.8	22.1
Net Periodic Benefit Cost (Credit)	103.2	133.3	157.8	(73.5)	(92.3)	(76.8)
Capitalized Portion	(37.8)	(48.4)	(52.2)	26.9	33.5	25.3
Net Periodic Benefit Cost (Credit) Recognized in Expense	$65.4	$84.9	$105.6	$(46.6)	$(58.8)	$(51.5)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.7	$7.0	$1.0	$1.1	$1.4
Interest Cost	27.2	26.7	29.6	10.8	10.3	12.8
Expected Return on Plan Assets	(35.3)	(35.0)	(33.9)	(17.3)	(18.1)	(18.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(10.1)	(10.0)	(10.1)
Amortization of Net Actuarial Loss	10.8	13.9	16.6	5.4	3.6	4.6
Net Periodic Benefit Cost (Credit)	10.9	14.5	19.5	(10.2)	(13.1)	(9.8)
Capitalized Portion	(4.1)	(5.5)	(6.8)	3.9	5.0	3.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.8	$9.0	$12.7	$(6.3)	$(8.1)	$(6.4)

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$12.2	$12.9	$10.0	$1.5	$1.6	$1.9
Interest Cost	25.3	24.5	26.3	7.0	6.4	7.6
Expected Return on Plan Assets	(33.6)	(32.6)	(31.0)	(12.9)	(13.2)	(13.4)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	10.0	12.6	14.6	3.7	2.0	2.4
Net Periodic Benefit Cost (Credit)	14.0	17.6	20.1	(10.1)	(12.6)	(10.9)
Capitalized Portion	(3.3)	(4.0)	(4.6)	2.4	2.9	2.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$10.7	$13.6	$15.5	$(7.7)	$(9.7)	$(8.4)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.5	$6.7	$5.2	$0.8	$0.9	$1.0
Interest Cost	20.6	20.3	22.1	7.0	6.4	7.6
Expected Return on Plan Assets	(27.6)	(27.5)	(26.5)	(13.0)	(13.4)	(13.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(6.9)	(7.0)	(6.9)
Amortization of Net Actuarial Loss	8.1	10.5	12.4	3.8	2.1	2.4
Net Periodic Benefit Cost (Credit)	7.7	10.2	13.4	(8.3)	(11.0)	(9.4)
Capitalized Portion	(3.4)	(4.8)	(5.5)	3.7	5.2	3.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.3	$5.4	$7.9	$(4.6)	$(5.8)	$(5.6)

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.2	$6.4	$5.2	$0.6	$0.7	$0.8
Interest Cost	11.2	10.9	12.1	3.3	3.0	3.6
Expected Return on Plan Assets	(15.5)	(15.1)	(14.6)	(6.1)	(6.3)	(6.3)
Amortization of Prior Service Cost (Credit)	0.3	0.2	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	4.4	5.7	6.7	1.8	1.0	1.1
Net Periodic Benefit Cost (Credit)	6.6	8.1	9.7	(4.7)	(5.9)	(5.1)
Capitalized Portion	(2.4)	(2.8)	(3.3)	1.7	2.0	1.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.2	$5.3	$6.4	$(3.0)	$(3.9)	$(3.4)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.3	$6.6	$0.8	$0.8	$1.0
Interest Cost	12.4	11.8	12.7	3.6	3.4	4.0
Expected Return on Plan Assets	(16.4)	(16.0)	(15.4)	(6.8)	(6.9)	(7.0)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.0)	(5.2)	(5.2)
Amortization of Net Actuarial Loss	4.8	6.0	7.1	1.9	1.1	1.2
Net Periodic Benefit Cost (Credit)	9.2	10.4	11.3	(5.5)	(6.8)	(6.0)
Capitalized Portion	(2.7)	(3.2)	(3.4)	1.6	2.1	1.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.5	$7.2	$7.9	$(3.9)	$(4.7)	$(4.2)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2017 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant:

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

UMWA Benefits

Health and Welfare Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

Multiemployer Pension Benefits (Applies to AEP)

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement and the plan documents. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  A withdrawing employer may be subject to a withdrawal liability, which is calculated based upon that employer’s share of the plan’s unfunded benefit obligations.  If an employer fails to make required contributions or if its payments in connection with its withdrawal liability fall short of satisfying its share of the plan’s unfunded benefit obligations, the remaining employers may be allocated a greater share of the remaining unfunded plan obligations. Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan years ending June 30, 2016 and 2015, without utilization of extended amortization provisions.  As required under the PPA, the Plan adopted a Rehabilitation Plan in February 2015 which was updated in May 2016 and again in August 2016.

The amounts contributed in 2016, 2015 and 2014 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report based on the plan year ended June 30, 2015.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. UMWA pension contributions included a surcharge of 10% from July 2015 through June 2016 at which time new base contribution rates went into effect with no associated surcharges.

Under the terms of the UMWA pension plan, contributions will be required to continue beyond the December 31, 2017 expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined in accordance with the terms of the UMWA pension plan by reference to the National Bituminous Coal Wage Agreement, subject to periodic revisions, between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the planned closure of Cook Coal Terminal in 2022, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is related to the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2016 and 2015, the liability balance was $39 million and $31 million, respectively. AEP recovers the estimated UMWA pension withdrawal liability through fuel clauses in certain regulated jurisdictions. A regulatory asset is recorded on the balance sheet when the UMWA pension withdrawal liability exceeds the cumulative billings collected. As of December 31, 2016 and 2015, the regulatory asset balance was $20 million and $14 million, respectively. If any portion of the UMWA pension withdrawal liability is not recoverable, it could reduce future net income and cash flows and impact financial condition.

Indiana Michigan Power Co [Member]
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans on the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.
For 2016, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation, third party forecasts and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions used for OPEB plans measurement purposes are shown below:

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2016, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$4,992.9	$5,224.9	$1,450.6	$1,439.0
Service Cost	85.8	93.5	10.2	12.2
Interest Cost	211.6	205.3	60.9	56.8
Actuarial (Gain) Loss	142.7	(200.6)	17.3	37.2
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Participant Contributions	—	—	37.8	33.3
Medicare Subsidy	—	—	0.8	0.8
Benefit Obligation as of December 31,	$5,085.8	$4,992.9	$1,447.4	$1,450.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,767.6	$4,967.5	$1,577.4	$1,693.9
Actual Gain (Loss) on Plan Assets	315.5	32.4	56.0	(34.0)
Company Contributions	91.4	97.9	4.9	12.9
Participant Contributions	—	—	37.8	33.3
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Fair Value of Plan Assets as of December 31,	$4,827.3	$4,767.6	$1,545.9	$1,577.4

Funded (Underfunded) Status as of December 31,	$(258.5)	$(225.3)	$98.5	$126.8

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$653.4	$702.8	$262.2	$267.1
Service Cost	8.1	8.7	1.0	1.1
Interest Cost	27.2	26.7	10.8	10.3
Actuarial (Gain) Loss	9.2	(41.4)	(0.2)	2.5
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Participant Contributions	—	—	6.4	5.7
Medicare Subsidy	—	—	0.2	0.2
Benefit Obligation as of December 31,	$654.0	$653.4	$255.6	$262.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$603.2	$642.3	$256.7	$280.6
Actual Gain (Loss) on Plan Assets	38.3	(5.7)	5.9	(7.7)
Company Contributions	8.8	10.0	2.7	2.8
Participant Contributions	—	—	6.4	5.7
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Fair Value of Plan Assets as of December 31,	$606.4	$603.2	$246.9	$256.7

Underfunded Status as of December 31,	$(47.6)	$(50.2)	$(8.7)	$(5.5)

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$591.5	$617.9	$166.3	$161.7
Service Cost	12.2	12.9	1.5	1.6
Interest Cost	25.3	24.5	7.0	6.4
Actuarial (Gain) Loss	20.1	(28.4)	3.8	7.7
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Participant Contributions	—	—	4.6	4.0
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$611.6	$591.5	$167.6	$166.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$570.0	$591.7	$189.0	$202.4
Actual Gain (Loss) on Plan Assets	40.6	(0.9)	8.7	(2.3)
Company Contributions	13.0	14.6	—	0.1
Participant Contributions	—	—	4.6	4.0
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Fair Value of Plan Assets as of December 31,	$586.1	$570.0	$186.6	$189.0

Funded (Underfunded) Status as of December 31,	$(25.5)	$(21.5)	$19.0	$22.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$497.5	$526.3	$168.6	$164.7
Service Cost	6.5	6.7	0.8	0.9
Interest Cost	20.6	20.3	7.0	6.4
Actuarial (Gain) Loss	4.7	(19.5)	(1.0)	8.7
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Participant Contributions	—	—	4.7	4.3
Medicare Subsidy	—	—	0.1	(0.1)
Benefit Obligation as of December 31,	$492.9	$497.5	$164.0	$168.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$472.1	$498.5	$191.6	$206.2
Actual Gain (Loss) on Plan Assets	30.9	2.2	2.5	(2.6)
Company Contributions	7.2	7.7	—	—
Participant Contributions	—	—	4.7	4.3
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Fair Value of Plan Assets as of December 31,	$473.8	$472.1	$182.6	$191.6

Funded (Underfunded) Status as of December 31,	$(19.1)	$(25.4)	$18.6	$23.0

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$265.4	$285.4	$77.7	$76.7
Service Cost	6.2	6.4	0.6	0.7
Interest Cost	11.2	10.9	3.3	3.0
Actuarial (Gain) Loss	3.1	(17.9)	1.0	2.4
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Participant Contributions	—	—	2.2	1.9
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$266.7	$265.4	$77.6	$77.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$262.1	$275.5	$88.3	$96.0
Actual Gain (Loss) on Plan Assets	17.3	0.1	3.1	(2.5)
Company Contributions	5.8	5.9	—	—
Participant Contributions	—	—	2.2	1.9
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Fair Value of Plan Assets as of December 31,	$266.0	$262.1	$86.4	$88.3

Funded (Underfunded) Status as of December 31,	$(0.7)	$(3.3)	$8.8	$10.6

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$282.8	$298.2	$86.1	$85.0
Service Cost	8.1	8.3	0.8	0.8
Interest Cost	12.4	11.8	3.6	3.4
Actuarial (Gain) Loss	13.8	(16.2)	1.5	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Participant Contributions	—	—	2.4	2.1
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$296.6	$282.8	$86.9	$86.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$280.6	$290.2	$97.8	$106.4
Actual Gain (Loss) on Plan Assets	18.8	1.6	4.1	(3.3)
Company Contributions	8.4	8.1	—	—
Participant Contributions	—	—	2.4	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Fair Value of Plan Assets as of December 31,	$287.3	$280.6	$96.8	$97.8

Funded (Underfunded) Status as of December 31,	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$154.5	$185.8
Other Current Liabilities – Accrued Short-term Benefit Liability	(5.9)	(6.3)	(3.0)	(3.3)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(252.6)	(219.0)	(53.0)	(55.7)
Funded (Underfunded) Status	$(258.5)	$(225.3)	$98.5	$126.8

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$25.2	$30.8
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.4)	(2.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(47.6)	(50.2)	(31.5)	(33.7)
Underfunded Status	$(47.6)	$(50.2)	$(8.7)	$(5.5)

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$19.0	$22.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(25.5)	(21.5)	—	—
Funded (Underfunded) Status	$(25.5)	$(21.5)	$19.0	$22.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$18.6	$23.0
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(19.1)	(25.4)	—	—
Funded (Underfunded) Status	$(19.1)	$(25.4)	$18.6	$23.0

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2016	2015	2016	2015
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$1.6	$—	$8.8	$10.6
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(3.1)	—	—
Funded (Underfunded) Status	$(0.7)	$(3.3)	$8.8	$10.6

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$9.9	$11.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9.2)	(2.1)	—	—
Funded (Underfunded) Status	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$1,569.8	$1,546.1	$614.4	$577.4
Prior Service Cost (Credit)	1.0	3.3	(485.4)	(554.4)

Recorded as
Regulatory Assets	$1,415.6	$1,385.2	$90.4	$15.1
Deferred Income Taxes	54.4	57.5	13.5	2.8
Net of Tax AOCI	100.8	106.7	25.1	5.1

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$216.2	$220.8	$92.9	$86.9
Prior Service Cost (Credit)	0.2	0.3	(70.5)	(80.6)

Recorded as
Regulatory Assets	$213.7	$218.3	$7.7	$(0.7)
Deferred Income Taxes	1.0	1.0	5.1	2.4
Net of Tax AOCI	1.7	1.8	9.6	4.6

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$133.2	$130.0	$81.3	$77.1
Prior Service Cost (Credit)	0.2	0.3	(66.3)	(75.7)

Recorded as
Regulatory Assets	$128.2	$125.3	$13.7	$1.1
Deferred Income Taxes	1.8	1.8	0.5	0.1
Net of Tax AOCI	3.4	3.2	0.8	0.2

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$215.4	$222.0	$58.2	$52.6
Prior Service Cost (Credit)	0.1	0.2	(48.5)	(55.4)

Recorded as
Regulatory Assets	$215.5	$222.2	$9.7	$(2.8)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$91.0	$94.1	$37.3	$35.2
Prior Service Cost (Credit)	—	0.3	(30.2)	(34.5)

Recorded as
Regulatory Assets	$91.0	$94.4	$7.1	$0.7

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$103.8	$97.1	$45.4	$43.3
Prior Service Cost (Credit)	0.1	0.4	(36.6)	(41.6)

Recorded as
Regulatory Assets	$103.9	$97.5	$5.7	$1.2
Deferred Income Taxes	—	—	1.1	0.2
Net of Tax AOCI	—	—	2.0	0.3

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$107.5	$41.8	$68.4	$176.3
Amortization of Actuarial Loss	(83.8)	(107.1)	(31.4)	(18.8)
Amortization of Prior Service Credit (Cost)	(2.3)	(2.2)	69.0	69.1
Change for the Year Ended December 31,	$21.4	$(67.5)	$106.0	$226.6

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$6.2	$(0.3)	$11.4	$24.7
Amortization of Actuarial Loss	(10.8)	(13.9)	(5.4)	(3.6)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	10.1	10.0
Change for the Year Ended December 31,	$(4.7)	$(14.4)	$16.1	$31.1

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$13.2	$4.7	$7.9	$24.7
Amortization of Actuarial Loss	(10.0)	(12.6)	(3.7)	(2.0)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$3.1	$(8.1)	$13.6	$32.1

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$1.5	$5.8	$9.4	$24.0
Amortization of Actuarial Loss	(8.1)	(10.5)	(3.8)	(2.1)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	6.9	7.0
Change for the Year Ended December 31,	$(6.7)	$(4.9)	$12.5	$28.9

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$1.3	$(2.9)	$3.9	$10.9
Amortization of Actuarial Loss	(4.4)	(5.7)	(1.8)	(1.0)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.2)	4.3	4.3
Change for the Year Ended December 31,	$(3.4)	$(8.8)	$6.4	$14.2

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$11.5	$(1.8)	$4.0	$12.0
Amortization of Actuarial Loss	(4.8)	(6.0)	(1.9)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.0	5.2
Change for the Year Ended December 31,	$6.4	$(8.1)	$7.1	$16.1
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
	December 31,
Company	2016	2015	2016	2015
APCo	12.6%	12.7%	16.0%	16.3%
I&M	12.1%	12.0%	12.1%	12.0%
OPCo	9.8%	9.9%	11.8%	12.1%
PSO	5.5%	5.5%	5.6%	5.6%
SWEPCo	6.0%	5.9%	6.3%	6.2%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$354.7	$—	$—	$—	$354.7	7.3%
International	439.2	—	—	—	439.2	9.1%
Options	—	20.0	—	—	20.0	0.4%
Real Estate Investment Trusts	3.1	—	—	—	3.1	0.1%
Common Collective Trusts (c)	—	14.0	—	400.5	414.5	8.6%
Subtotal – Equities	797.0	34.0	—	400.5	1,231.5	25.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	32.3	32.3	0.7%
United States Government and Agency Securities (c)	—	423.3	—	17.7	441.0	9.1%
Corporate Debt (c)	—	1,932.2	—	10.0	1,942.2	40.2%
Foreign Debt (c)	—	373.7	—	12.1	385.8	8.0%
State and Local Government	—	11.5	—	—	11.5	0.2%
Other – Asset Backed (c)	—	5.4	—	7.4	12.8	0.3%
Subtotal – Fixed Income	—	2,746.1	—	79.5	2,825.6	58.5%

Infrastructure	—	—	57.6	—	57.6	1.2%
Real Estate	—	—	254.9	—	254.9	5.3%
Alternative Investments	—	—	411.1	—	411.1	8.5%
Securities Lending	—	161.6	—	—	161.6	3.4%
Securities Lending Collateral (a)	—	—	—	(163.3)	(163.3)	(3.4)%
Cash and Cash Equivalents (c)	—	—	—	29.7	29.7	0.6%
Other – Pending Transactions and Accrued Income (b)	—	—	—	18.6	18.6	0.4%

Total	$797.0	$2,941.7	$723.6	$365.0	$4,827.3	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2016	$0.1	$42.0	$253.7	$378.7	$674.5
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	5.9	5.3	13.7	24.9
Relating to Assets Sold During the Period	—	0.9	23.2	21.1	45.2
Purchases and Sales	(0.1)	8.8	(27.3)	(2.4)	(21.0)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2016	$—	$57.6	$254.9	$411.1	$723.6

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$517.1	$—	$—	$—	$517.1	33.5%
International	435.5	—	—	—	435.5	28.2%
Options	—	15.2	—	—	15.2	1.0%
Common Collective Trusts (b)	—	10.9	—	20.5	31.4	2.0%
Subtotal – Equities	952.6	26.1	—	20.5	999.2	64.7%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	93.7	93.7	6.0%
United States Government and Agency Securities	—	64.7	—	—	64.7	4.2%
Corporate Debt	—	121.6	—	—	121.6	7.9%
Foreign Debt	—	18.6	—	—	18.6	1.2%
State and Local Government	—	3.0	—	—	3.0	0.2%
Other – Asset Backed	—	5.9	—	—	5.9	0.4%
Subtotal – Fixed Income	—	213.8	—	93.7	307.5	19.9%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	110.1	110.1	7.1%
United States Bonds (b)	—	—	—	97.4	97.4	6.3%
Subtotal – Trust Owned Life Insurance	—	—	—	207.5	207.5	13.4%

Cash and Cash Equivalents	24.0	10.5	—	—	34.5	2.2%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(2.8)	(2.8)	(0.2)%

Total	$976.6	$250.4	$—	$318.9	$1,545.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trusts (c)	—	16.1	—	369.7	385.8	8.1%
Subtotal – Equities	722.0	31.7	—	369.7	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	34.2	34.2	0.7%
United States Government and Agency Securities (c)	—	397.8	—	24.1	421.9	8.9%
Corporate Debt (c)	—	1,964.2	—	19.0	1,983.2	41.6%
Foreign Debt (c)	—	405.4	0.1	16.0	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed (c)	—	15.8	—	7.6	23.4	0.5%
Subtotal – Fixed Income	—	2,796.0	0.1	100.9	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents (c)	—	1.2	—	47.4	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,091.9	$674.5	$279.2	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trusts (b)	—	12.6	—	19.0	31.6	2.0%
Subtotal – Equities	949.4	28.2	—	19.0	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	100.9	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	209.4	—	100.9	310.3	19.6%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	28.3	28.3	1.8%
United States Bonds (b)	—	—	—	184.3	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	—	—	212.6	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$244.8	$—	$338.3	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2017:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$85.8	$93.5	$71.9	$10.2	$12.2	$14.2
Interest Cost	211.6	205.3	221.0	60.9	56.8	67.2
Expected Return on Plan Assets	(280.3)	(274.8)	(261.6)	(107.0)	(111.0)	(111.3)
Amortization of Prior Service Cost (Credit)	2.3	2.2	2.5	(69.0)	(69.1)	(69.0)
Amortization of Net Actuarial Loss	83.8	107.1	124.0	31.4	18.8	22.1
Net Periodic Benefit Cost (Credit)	103.2	133.3	157.8	(73.5)	(92.3)	(76.8)
Capitalized Portion	(37.8)	(48.4)	(52.2)	26.9	33.5	25.3
Net Periodic Benefit Cost (Credit) Recognized in Expense	$65.4	$84.9	$105.6	$(46.6)	$(58.8)	$(51.5)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.7	$7.0	$1.0	$1.1	$1.4
Interest Cost	27.2	26.7	29.6	10.8	10.3	12.8
Expected Return on Plan Assets	(35.3)	(35.0)	(33.9)	(17.3)	(18.1)	(18.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(10.1)	(10.0)	(10.1)
Amortization of Net Actuarial Loss	10.8	13.9	16.6	5.4	3.6	4.6
Net Periodic Benefit Cost (Credit)	10.9	14.5	19.5	(10.2)	(13.1)	(9.8)
Capitalized Portion	(4.1)	(5.5)	(6.8)	3.9	5.0	3.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.8	$9.0	$12.7	$(6.3)	$(8.1)	$(6.4)

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$12.2	$12.9	$10.0	$1.5	$1.6	$1.9
Interest Cost	25.3	24.5	26.3	7.0	6.4	7.6
Expected Return on Plan Assets	(33.6)	(32.6)	(31.0)	(12.9)	(13.2)	(13.4)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	10.0	12.6	14.6	3.7	2.0	2.4
Net Periodic Benefit Cost (Credit)	14.0	17.6	20.1	(10.1)	(12.6)	(10.9)
Capitalized Portion	(3.3)	(4.0)	(4.6)	2.4	2.9	2.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$10.7	$13.6	$15.5	$(7.7)	$(9.7)	$(8.4)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.5	$6.7	$5.2	$0.8	$0.9	$1.0
Interest Cost	20.6	20.3	22.1	7.0	6.4	7.6
Expected Return on Plan Assets	(27.6)	(27.5)	(26.5)	(13.0)	(13.4)	(13.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(6.9)	(7.0)	(6.9)
Amortization of Net Actuarial Loss	8.1	10.5	12.4	3.8	2.1	2.4
Net Periodic Benefit Cost (Credit)	7.7	10.2	13.4	(8.3)	(11.0)	(9.4)
Capitalized Portion	(3.4)	(4.8)	(5.5)	3.7	5.2	3.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.3	$5.4	$7.9	$(4.6)	$(5.8)	$(5.6)

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.2	$6.4	$5.2	$0.6	$0.7	$0.8
Interest Cost	11.2	10.9	12.1	3.3	3.0	3.6
Expected Return on Plan Assets	(15.5)	(15.1)	(14.6)	(6.1)	(6.3)	(6.3)
Amortization of Prior Service Cost (Credit)	0.3	0.2	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	4.4	5.7	6.7	1.8	1.0	1.1
Net Periodic Benefit Cost (Credit)	6.6	8.1	9.7	(4.7)	(5.9)	(5.1)
Capitalized Portion	(2.4)	(2.8)	(3.3)	1.7	2.0	1.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.2	$5.3	$6.4	$(3.0)	$(3.9)	$(3.4)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.3	$6.6	$0.8	$0.8	$1.0
Interest Cost	12.4	11.8	12.7	3.6	3.4	4.0
Expected Return on Plan Assets	(16.4)	(16.0)	(15.4)	(6.8)	(6.9)	(7.0)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.0)	(5.2)	(5.2)
Amortization of Net Actuarial Loss	4.8	6.0	7.1	1.9	1.1	1.2
Net Periodic Benefit Cost (Credit)	9.2	10.4	11.3	(5.5)	(6.8)	(6.0)
Capitalized Portion	(2.7)	(3.2)	(3.4)	1.6	2.1	1.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.5	$7.2	$7.9	$(3.9)	$(4.7)	$(4.2)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2017 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant:

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

UMWA Benefits

Health and Welfare Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

Multiemployer Pension Benefits (Applies to AEP)

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement and the plan documents. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  A withdrawing employer may be subject to a withdrawal liability, which is calculated based upon that employer’s share of the plan’s unfunded benefit obligations.  If an employer fails to make required contributions or if its payments in connection with its withdrawal liability fall short of satisfying its share of the plan’s unfunded benefit obligations, the remaining employers may be allocated a greater share of the remaining unfunded plan obligations. Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan years ending June 30, 2016 and 2015, without utilization of extended amortization provisions.  As required under the PPA, the Plan adopted a Rehabilitation Plan in February 2015 which was updated in May 2016 and again in August 2016.

The amounts contributed in 2016, 2015 and 2014 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report based on the plan year ended June 30, 2015.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. UMWA pension contributions included a surcharge of 10% from July 2015 through June 2016 at which time new base contribution rates went into effect with no associated surcharges.

Under the terms of the UMWA pension plan, contributions will be required to continue beyond the December 31, 2017 expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined in accordance with the terms of the UMWA pension plan by reference to the National Bituminous Coal Wage Agreement, subject to periodic revisions, between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the planned closure of Cook Coal Terminal in 2022, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is related to the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2016 and 2015, the liability balance was $39 million and $31 million, respectively. AEP recovers the estimated UMWA pension withdrawal liability through fuel clauses in certain regulated jurisdictions. A regulatory asset is recorded on the balance sheet when the UMWA pension withdrawal liability exceeds the cumulative billings collected. As of December 31, 2016 and 2015, the regulatory asset balance was $20 million and $14 million, respectively. If any portion of the UMWA pension withdrawal liability is not recoverable, it could reduce future net income and cash flows and impact financial condition.

Ohio Power Co [Member]
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans on the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.
For 2016, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation, third party forecasts and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions used for OPEB plans measurement purposes are shown below:

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2016, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$4,992.9	$5,224.9	$1,450.6	$1,439.0
Service Cost	85.8	93.5	10.2	12.2
Interest Cost	211.6	205.3	60.9	56.8
Actuarial (Gain) Loss	142.7	(200.6)	17.3	37.2
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Participant Contributions	—	—	37.8	33.3
Medicare Subsidy	—	—	0.8	0.8
Benefit Obligation as of December 31,	$5,085.8	$4,992.9	$1,447.4	$1,450.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,767.6	$4,967.5	$1,577.4	$1,693.9
Actual Gain (Loss) on Plan Assets	315.5	32.4	56.0	(34.0)
Company Contributions	91.4	97.9	4.9	12.9
Participant Contributions	—	—	37.8	33.3
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Fair Value of Plan Assets as of December 31,	$4,827.3	$4,767.6	$1,545.9	$1,577.4

Funded (Underfunded) Status as of December 31,	$(258.5)	$(225.3)	$98.5	$126.8

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$653.4	$702.8	$262.2	$267.1
Service Cost	8.1	8.7	1.0	1.1
Interest Cost	27.2	26.7	10.8	10.3
Actuarial (Gain) Loss	9.2	(41.4)	(0.2)	2.5
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Participant Contributions	—	—	6.4	5.7
Medicare Subsidy	—	—	0.2	0.2
Benefit Obligation as of December 31,	$654.0	$653.4	$255.6	$262.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$603.2	$642.3	$256.7	$280.6
Actual Gain (Loss) on Plan Assets	38.3	(5.7)	5.9	(7.7)
Company Contributions	8.8	10.0	2.7	2.8
Participant Contributions	—	—	6.4	5.7
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Fair Value of Plan Assets as of December 31,	$606.4	$603.2	$246.9	$256.7

Underfunded Status as of December 31,	$(47.6)	$(50.2)	$(8.7)	$(5.5)

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$591.5	$617.9	$166.3	$161.7
Service Cost	12.2	12.9	1.5	1.6
Interest Cost	25.3	24.5	7.0	6.4
Actuarial (Gain) Loss	20.1	(28.4)	3.8	7.7
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Participant Contributions	—	—	4.6	4.0
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$611.6	$591.5	$167.6	$166.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$570.0	$591.7	$189.0	$202.4
Actual Gain (Loss) on Plan Assets	40.6	(0.9)	8.7	(2.3)
Company Contributions	13.0	14.6	—	0.1
Participant Contributions	—	—	4.6	4.0
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Fair Value of Plan Assets as of December 31,	$586.1	$570.0	$186.6	$189.0

Funded (Underfunded) Status as of December 31,	$(25.5)	$(21.5)	$19.0	$22.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$497.5	$526.3	$168.6	$164.7
Service Cost	6.5	6.7	0.8	0.9
Interest Cost	20.6	20.3	7.0	6.4
Actuarial (Gain) Loss	4.7	(19.5)	(1.0)	8.7
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Participant Contributions	—	—	4.7	4.3
Medicare Subsidy	—	—	0.1	(0.1)
Benefit Obligation as of December 31,	$492.9	$497.5	$164.0	$168.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$472.1	$498.5	$191.6	$206.2
Actual Gain (Loss) on Plan Assets	30.9	2.2	2.5	(2.6)
Company Contributions	7.2	7.7	—	—
Participant Contributions	—	—	4.7	4.3
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Fair Value of Plan Assets as of December 31,	$473.8	$472.1	$182.6	$191.6

Funded (Underfunded) Status as of December 31,	$(19.1)	$(25.4)	$18.6	$23.0

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$265.4	$285.4	$77.7	$76.7
Service Cost	6.2	6.4	0.6	0.7
Interest Cost	11.2	10.9	3.3	3.0
Actuarial (Gain) Loss	3.1	(17.9)	1.0	2.4
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Participant Contributions	—	—	2.2	1.9
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$266.7	$265.4	$77.6	$77.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$262.1	$275.5	$88.3	$96.0
Actual Gain (Loss) on Plan Assets	17.3	0.1	3.1	(2.5)
Company Contributions	5.8	5.9	—	—
Participant Contributions	—	—	2.2	1.9
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Fair Value of Plan Assets as of December 31,	$266.0	$262.1	$86.4	$88.3

Funded (Underfunded) Status as of December 31,	$(0.7)	$(3.3)	$8.8	$10.6

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$282.8	$298.2	$86.1	$85.0
Service Cost	8.1	8.3	0.8	0.8
Interest Cost	12.4	11.8	3.6	3.4
Actuarial (Gain) Loss	13.8	(16.2)	1.5	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Participant Contributions	—	—	2.4	2.1
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$296.6	$282.8	$86.9	$86.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$280.6	$290.2	$97.8	$106.4
Actual Gain (Loss) on Plan Assets	18.8	1.6	4.1	(3.3)
Company Contributions	8.4	8.1	—	—
Participant Contributions	—	—	2.4	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Fair Value of Plan Assets as of December 31,	$287.3	$280.6	$96.8	$97.8

Funded (Underfunded) Status as of December 31,	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$154.5	$185.8
Other Current Liabilities – Accrued Short-term Benefit Liability	(5.9)	(6.3)	(3.0)	(3.3)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(252.6)	(219.0)	(53.0)	(55.7)
Funded (Underfunded) Status	$(258.5)	$(225.3)	$98.5	$126.8

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$25.2	$30.8
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.4)	(2.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(47.6)	(50.2)	(31.5)	(33.7)
Underfunded Status	$(47.6)	$(50.2)	$(8.7)	$(5.5)

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$19.0	$22.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(25.5)	(21.5)	—	—
Funded (Underfunded) Status	$(25.5)	$(21.5)	$19.0	$22.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$18.6	$23.0
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(19.1)	(25.4)	—	—
Funded (Underfunded) Status	$(19.1)	$(25.4)	$18.6	$23.0

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2016	2015	2016	2015
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$1.6	$—	$8.8	$10.6
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(3.1)	—	—
Funded (Underfunded) Status	$(0.7)	$(3.3)	$8.8	$10.6

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$9.9	$11.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9.2)	(2.1)	—	—
Funded (Underfunded) Status	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$1,569.8	$1,546.1	$614.4	$577.4
Prior Service Cost (Credit)	1.0	3.3	(485.4)	(554.4)

Recorded as
Regulatory Assets	$1,415.6	$1,385.2	$90.4	$15.1
Deferred Income Taxes	54.4	57.5	13.5	2.8
Net of Tax AOCI	100.8	106.7	25.1	5.1

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$216.2	$220.8	$92.9	$86.9
Prior Service Cost (Credit)	0.2	0.3	(70.5)	(80.6)

Recorded as
Regulatory Assets	$213.7	$218.3	$7.7	$(0.7)
Deferred Income Taxes	1.0	1.0	5.1	2.4
Net of Tax AOCI	1.7	1.8	9.6	4.6

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$133.2	$130.0	$81.3	$77.1
Prior Service Cost (Credit)	0.2	0.3	(66.3)	(75.7)

Recorded as
Regulatory Assets	$128.2	$125.3	$13.7	$1.1
Deferred Income Taxes	1.8	1.8	0.5	0.1
Net of Tax AOCI	3.4	3.2	0.8	0.2

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$215.4	$222.0	$58.2	$52.6
Prior Service Cost (Credit)	0.1	0.2	(48.5)	(55.4)

Recorded as
Regulatory Assets	$215.5	$222.2	$9.7	$(2.8)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$91.0	$94.1	$37.3	$35.2
Prior Service Cost (Credit)	—	0.3	(30.2)	(34.5)

Recorded as
Regulatory Assets	$91.0	$94.4	$7.1	$0.7

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$103.8	$97.1	$45.4	$43.3
Prior Service Cost (Credit)	0.1	0.4	(36.6)	(41.6)

Recorded as
Regulatory Assets	$103.9	$97.5	$5.7	$1.2
Deferred Income Taxes	—	—	1.1	0.2
Net of Tax AOCI	—	—	2.0	0.3

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$107.5	$41.8	$68.4	$176.3
Amortization of Actuarial Loss	(83.8)	(107.1)	(31.4)	(18.8)
Amortization of Prior Service Credit (Cost)	(2.3)	(2.2)	69.0	69.1
Change for the Year Ended December 31,	$21.4	$(67.5)	$106.0	$226.6

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$6.2	$(0.3)	$11.4	$24.7
Amortization of Actuarial Loss	(10.8)	(13.9)	(5.4)	(3.6)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	10.1	10.0
Change for the Year Ended December 31,	$(4.7)	$(14.4)	$16.1	$31.1

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$13.2	$4.7	$7.9	$24.7
Amortization of Actuarial Loss	(10.0)	(12.6)	(3.7)	(2.0)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$3.1	$(8.1)	$13.6	$32.1

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$1.5	$5.8	$9.4	$24.0
Amortization of Actuarial Loss	(8.1)	(10.5)	(3.8)	(2.1)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	6.9	7.0
Change for the Year Ended December 31,	$(6.7)	$(4.9)	$12.5	$28.9

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$1.3	$(2.9)	$3.9	$10.9
Amortization of Actuarial Loss	(4.4)	(5.7)	(1.8)	(1.0)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.2)	4.3	4.3
Change for the Year Ended December 31,	$(3.4)	$(8.8)	$6.4	$14.2

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$11.5	$(1.8)	$4.0	$12.0
Amortization of Actuarial Loss	(4.8)	(6.0)	(1.9)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.0	5.2
Change for the Year Ended December 31,	$6.4	$(8.1)	$7.1	$16.1
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
	December 31,
Company	2016	2015	2016	2015
APCo	12.6%	12.7%	16.0%	16.3%
I&M	12.1%	12.0%	12.1%	12.0%
OPCo	9.8%	9.9%	11.8%	12.1%
PSO	5.5%	5.5%	5.6%	5.6%
SWEPCo	6.0%	5.9%	6.3%	6.2%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$354.7	$—	$—	$—	$354.7	7.3%
International	439.2	—	—	—	439.2	9.1%
Options	—	20.0	—	—	20.0	0.4%
Real Estate Investment Trusts	3.1	—	—	—	3.1	0.1%
Common Collective Trusts (c)	—	14.0	—	400.5	414.5	8.6%
Subtotal – Equities	797.0	34.0	—	400.5	1,231.5	25.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	32.3	32.3	0.7%
United States Government and Agency Securities (c)	—	423.3	—	17.7	441.0	9.1%
Corporate Debt (c)	—	1,932.2	—	10.0	1,942.2	40.2%
Foreign Debt (c)	—	373.7	—	12.1	385.8	8.0%
State and Local Government	—	11.5	—	—	11.5	0.2%
Other – Asset Backed (c)	—	5.4	—	7.4	12.8	0.3%
Subtotal – Fixed Income	—	2,746.1	—	79.5	2,825.6	58.5%

Infrastructure	—	—	57.6	—	57.6	1.2%
Real Estate	—	—	254.9	—	254.9	5.3%
Alternative Investments	—	—	411.1	—	411.1	8.5%
Securities Lending	—	161.6	—	—	161.6	3.4%
Securities Lending Collateral (a)	—	—	—	(163.3)	(163.3)	(3.4)%
Cash and Cash Equivalents (c)	—	—	—	29.7	29.7	0.6%
Other – Pending Transactions and Accrued Income (b)	—	—	—	18.6	18.6	0.4%

Total	$797.0	$2,941.7	$723.6	$365.0	$4,827.3	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2016	$0.1	$42.0	$253.7	$378.7	$674.5
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	5.9	5.3	13.7	24.9
Relating to Assets Sold During the Period	—	0.9	23.2	21.1	45.2
Purchases and Sales	(0.1)	8.8	(27.3)	(2.4)	(21.0)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2016	$—	$57.6	$254.9	$411.1	$723.6

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$517.1	$—	$—	$—	$517.1	33.5%
International	435.5	—	—	—	435.5	28.2%
Options	—	15.2	—	—	15.2	1.0%
Common Collective Trusts (b)	—	10.9	—	20.5	31.4	2.0%
Subtotal – Equities	952.6	26.1	—	20.5	999.2	64.7%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	93.7	93.7	6.0%
United States Government and Agency Securities	—	64.7	—	—	64.7	4.2%
Corporate Debt	—	121.6	—	—	121.6	7.9%
Foreign Debt	—	18.6	—	—	18.6	1.2%
State and Local Government	—	3.0	—	—	3.0	0.2%
Other – Asset Backed	—	5.9	—	—	5.9	0.4%
Subtotal – Fixed Income	—	213.8	—	93.7	307.5	19.9%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	110.1	110.1	7.1%
United States Bonds (b)	—	—	—	97.4	97.4	6.3%
Subtotal – Trust Owned Life Insurance	—	—	—	207.5	207.5	13.4%

Cash and Cash Equivalents	24.0	10.5	—	—	34.5	2.2%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(2.8)	(2.8)	(0.2)%

Total	$976.6	$250.4	$—	$318.9	$1,545.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trusts (c)	—	16.1	—	369.7	385.8	8.1%
Subtotal – Equities	722.0	31.7	—	369.7	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	34.2	34.2	0.7%
United States Government and Agency Securities (c)	—	397.8	—	24.1	421.9	8.9%
Corporate Debt (c)	—	1,964.2	—	19.0	1,983.2	41.6%
Foreign Debt (c)	—	405.4	0.1	16.0	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed (c)	—	15.8	—	7.6	23.4	0.5%
Subtotal – Fixed Income	—	2,796.0	0.1	100.9	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents (c)	—	1.2	—	47.4	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,091.9	$674.5	$279.2	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trusts (b)	—	12.6	—	19.0	31.6	2.0%
Subtotal – Equities	949.4	28.2	—	19.0	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	100.9	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	209.4	—	100.9	310.3	19.6%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	28.3	28.3	1.8%
United States Bonds (b)	—	—	—	184.3	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	—	—	212.6	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$244.8	$—	$338.3	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2017:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$85.8	$93.5	$71.9	$10.2	$12.2	$14.2
Interest Cost	211.6	205.3	221.0	60.9	56.8	67.2
Expected Return on Plan Assets	(280.3)	(274.8)	(261.6)	(107.0)	(111.0)	(111.3)
Amortization of Prior Service Cost (Credit)	2.3	2.2	2.5	(69.0)	(69.1)	(69.0)
Amortization of Net Actuarial Loss	83.8	107.1	124.0	31.4	18.8	22.1
Net Periodic Benefit Cost (Credit)	103.2	133.3	157.8	(73.5)	(92.3)	(76.8)
Capitalized Portion	(37.8)	(48.4)	(52.2)	26.9	33.5	25.3
Net Periodic Benefit Cost (Credit) Recognized in Expense	$65.4	$84.9	$105.6	$(46.6)	$(58.8)	$(51.5)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.7	$7.0	$1.0	$1.1	$1.4
Interest Cost	27.2	26.7	29.6	10.8	10.3	12.8
Expected Return on Plan Assets	(35.3)	(35.0)	(33.9)	(17.3)	(18.1)	(18.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(10.1)	(10.0)	(10.1)
Amortization of Net Actuarial Loss	10.8	13.9	16.6	5.4	3.6	4.6
Net Periodic Benefit Cost (Credit)	10.9	14.5	19.5	(10.2)	(13.1)	(9.8)
Capitalized Portion	(4.1)	(5.5)	(6.8)	3.9	5.0	3.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.8	$9.0	$12.7	$(6.3)	$(8.1)	$(6.4)

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$12.2	$12.9	$10.0	$1.5	$1.6	$1.9
Interest Cost	25.3	24.5	26.3	7.0	6.4	7.6
Expected Return on Plan Assets	(33.6)	(32.6)	(31.0)	(12.9)	(13.2)	(13.4)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	10.0	12.6	14.6	3.7	2.0	2.4
Net Periodic Benefit Cost (Credit)	14.0	17.6	20.1	(10.1)	(12.6)	(10.9)
Capitalized Portion	(3.3)	(4.0)	(4.6)	2.4	2.9	2.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$10.7	$13.6	$15.5	$(7.7)	$(9.7)	$(8.4)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.5	$6.7	$5.2	$0.8	$0.9	$1.0
Interest Cost	20.6	20.3	22.1	7.0	6.4	7.6
Expected Return on Plan Assets	(27.6)	(27.5)	(26.5)	(13.0)	(13.4)	(13.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(6.9)	(7.0)	(6.9)
Amortization of Net Actuarial Loss	8.1	10.5	12.4	3.8	2.1	2.4
Net Periodic Benefit Cost (Credit)	7.7	10.2	13.4	(8.3)	(11.0)	(9.4)
Capitalized Portion	(3.4)	(4.8)	(5.5)	3.7	5.2	3.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.3	$5.4	$7.9	$(4.6)	$(5.8)	$(5.6)

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.2	$6.4	$5.2	$0.6	$0.7	$0.8
Interest Cost	11.2	10.9	12.1	3.3	3.0	3.6
Expected Return on Plan Assets	(15.5)	(15.1)	(14.6)	(6.1)	(6.3)	(6.3)
Amortization of Prior Service Cost (Credit)	0.3	0.2	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	4.4	5.7	6.7	1.8	1.0	1.1
Net Periodic Benefit Cost (Credit)	6.6	8.1	9.7	(4.7)	(5.9)	(5.1)
Capitalized Portion	(2.4)	(2.8)	(3.3)	1.7	2.0	1.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.2	$5.3	$6.4	$(3.0)	$(3.9)	$(3.4)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.3	$6.6	$0.8	$0.8	$1.0
Interest Cost	12.4	11.8	12.7	3.6	3.4	4.0
Expected Return on Plan Assets	(16.4)	(16.0)	(15.4)	(6.8)	(6.9)	(7.0)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.0)	(5.2)	(5.2)
Amortization of Net Actuarial Loss	4.8	6.0	7.1	1.9	1.1	1.2
Net Periodic Benefit Cost (Credit)	9.2	10.4	11.3	(5.5)	(6.8)	(6.0)
Capitalized Portion	(2.7)	(3.2)	(3.4)	1.6	2.1	1.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.5	$7.2	$7.9	$(3.9)	$(4.7)	$(4.2)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2017 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant:

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

UMWA Benefits

Health and Welfare Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

Multiemployer Pension Benefits (Applies to AEP)

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement and the plan documents. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  A withdrawing employer may be subject to a withdrawal liability, which is calculated based upon that employer’s share of the plan’s unfunded benefit obligations.  If an employer fails to make required contributions or if its payments in connection with its withdrawal liability fall short of satisfying its share of the plan’s unfunded benefit obligations, the remaining employers may be allocated a greater share of the remaining unfunded plan obligations. Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan years ending June 30, 2016 and 2015, without utilization of extended amortization provisions.  As required under the PPA, the Plan adopted a Rehabilitation Plan in February 2015 which was updated in May 2016 and again in August 2016.

The amounts contributed in 2016, 2015 and 2014 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report based on the plan year ended June 30, 2015.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. UMWA pension contributions included a surcharge of 10% from July 2015 through June 2016 at which time new base contribution rates went into effect with no associated surcharges.

Under the terms of the UMWA pension plan, contributions will be required to continue beyond the December 31, 2017 expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined in accordance with the terms of the UMWA pension plan by reference to the National Bituminous Coal Wage Agreement, subject to periodic revisions, between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the planned closure of Cook Coal Terminal in 2022, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is related to the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2016 and 2015, the liability balance was $39 million and $31 million, respectively. AEP recovers the estimated UMWA pension withdrawal liability through fuel clauses in certain regulated jurisdictions. A regulatory asset is recorded on the balance sheet when the UMWA pension withdrawal liability exceeds the cumulative billings collected. As of December 31, 2016 and 2015, the regulatory asset balance was $20 million and $14 million, respectively. If any portion of the UMWA pension withdrawal liability is not recoverable, it could reduce future net income and cash flows and impact financial condition.

Public Service Co Of Oklahoma [Member]
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans on the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.
For 2016, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation, third party forecasts and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions used for OPEB plans measurement purposes are shown below:

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2016, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$4,992.9	$5,224.9	$1,450.6	$1,439.0
Service Cost	85.8	93.5	10.2	12.2
Interest Cost	211.6	205.3	60.9	56.8
Actuarial (Gain) Loss	142.7	(200.6)	17.3	37.2
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Participant Contributions	—	—	37.8	33.3
Medicare Subsidy	—	—	0.8	0.8
Benefit Obligation as of December 31,	$5,085.8	$4,992.9	$1,447.4	$1,450.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,767.6	$4,967.5	$1,577.4	$1,693.9
Actual Gain (Loss) on Plan Assets	315.5	32.4	56.0	(34.0)
Company Contributions	91.4	97.9	4.9	12.9
Participant Contributions	—	—	37.8	33.3
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Fair Value of Plan Assets as of December 31,	$4,827.3	$4,767.6	$1,545.9	$1,577.4

Funded (Underfunded) Status as of December 31,	$(258.5)	$(225.3)	$98.5	$126.8

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$653.4	$702.8	$262.2	$267.1
Service Cost	8.1	8.7	1.0	1.1
Interest Cost	27.2	26.7	10.8	10.3
Actuarial (Gain) Loss	9.2	(41.4)	(0.2)	2.5
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Participant Contributions	—	—	6.4	5.7
Medicare Subsidy	—	—	0.2	0.2
Benefit Obligation as of December 31,	$654.0	$653.4	$255.6	$262.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$603.2	$642.3	$256.7	$280.6
Actual Gain (Loss) on Plan Assets	38.3	(5.7)	5.9	(7.7)
Company Contributions	8.8	10.0	2.7	2.8
Participant Contributions	—	—	6.4	5.7
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Fair Value of Plan Assets as of December 31,	$606.4	$603.2	$246.9	$256.7

Underfunded Status as of December 31,	$(47.6)	$(50.2)	$(8.7)	$(5.5)

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$591.5	$617.9	$166.3	$161.7
Service Cost	12.2	12.9	1.5	1.6
Interest Cost	25.3	24.5	7.0	6.4
Actuarial (Gain) Loss	20.1	(28.4)	3.8	7.7
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Participant Contributions	—	—	4.6	4.0
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$611.6	$591.5	$167.6	$166.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$570.0	$591.7	$189.0	$202.4
Actual Gain (Loss) on Plan Assets	40.6	(0.9)	8.7	(2.3)
Company Contributions	13.0	14.6	—	0.1
Participant Contributions	—	—	4.6	4.0
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Fair Value of Plan Assets as of December 31,	$586.1	$570.0	$186.6	$189.0

Funded (Underfunded) Status as of December 31,	$(25.5)	$(21.5)	$19.0	$22.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$497.5	$526.3	$168.6	$164.7
Service Cost	6.5	6.7	0.8	0.9
Interest Cost	20.6	20.3	7.0	6.4
Actuarial (Gain) Loss	4.7	(19.5)	(1.0)	8.7
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Participant Contributions	—	—	4.7	4.3
Medicare Subsidy	—	—	0.1	(0.1)
Benefit Obligation as of December 31,	$492.9	$497.5	$164.0	$168.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$472.1	$498.5	$191.6	$206.2
Actual Gain (Loss) on Plan Assets	30.9	2.2	2.5	(2.6)
Company Contributions	7.2	7.7	—	—
Participant Contributions	—	—	4.7	4.3
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Fair Value of Plan Assets as of December 31,	$473.8	$472.1	$182.6	$191.6

Funded (Underfunded) Status as of December 31,	$(19.1)	$(25.4)	$18.6	$23.0

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$265.4	$285.4	$77.7	$76.7
Service Cost	6.2	6.4	0.6	0.7
Interest Cost	11.2	10.9	3.3	3.0
Actuarial (Gain) Loss	3.1	(17.9)	1.0	2.4
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Participant Contributions	—	—	2.2	1.9
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$266.7	$265.4	$77.6	$77.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$262.1	$275.5	$88.3	$96.0
Actual Gain (Loss) on Plan Assets	17.3	0.1	3.1	(2.5)
Company Contributions	5.8	5.9	—	—
Participant Contributions	—	—	2.2	1.9
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Fair Value of Plan Assets as of December 31,	$266.0	$262.1	$86.4	$88.3

Funded (Underfunded) Status as of December 31,	$(0.7)	$(3.3)	$8.8	$10.6

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$282.8	$298.2	$86.1	$85.0
Service Cost	8.1	8.3	0.8	0.8
Interest Cost	12.4	11.8	3.6	3.4
Actuarial (Gain) Loss	13.8	(16.2)	1.5	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Participant Contributions	—	—	2.4	2.1
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$296.6	$282.8	$86.9	$86.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$280.6	$290.2	$97.8	$106.4
Actual Gain (Loss) on Plan Assets	18.8	1.6	4.1	(3.3)
Company Contributions	8.4	8.1	—	—
Participant Contributions	—	—	2.4	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Fair Value of Plan Assets as of December 31,	$287.3	$280.6	$96.8	$97.8

Funded (Underfunded) Status as of December 31,	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$154.5	$185.8
Other Current Liabilities – Accrued Short-term Benefit Liability	(5.9)	(6.3)	(3.0)	(3.3)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(252.6)	(219.0)	(53.0)	(55.7)
Funded (Underfunded) Status	$(258.5)	$(225.3)	$98.5	$126.8

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$25.2	$30.8
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.4)	(2.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(47.6)	(50.2)	(31.5)	(33.7)
Underfunded Status	$(47.6)	$(50.2)	$(8.7)	$(5.5)

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$19.0	$22.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(25.5)	(21.5)	—	—
Funded (Underfunded) Status	$(25.5)	$(21.5)	$19.0	$22.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$18.6	$23.0
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(19.1)	(25.4)	—	—
Funded (Underfunded) Status	$(19.1)	$(25.4)	$18.6	$23.0

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2016	2015	2016	2015
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$1.6	$—	$8.8	$10.6
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(3.1)	—	—
Funded (Underfunded) Status	$(0.7)	$(3.3)	$8.8	$10.6

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$9.9	$11.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9.2)	(2.1)	—	—
Funded (Underfunded) Status	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$1,569.8	$1,546.1	$614.4	$577.4
Prior Service Cost (Credit)	1.0	3.3	(485.4)	(554.4)

Recorded as
Regulatory Assets	$1,415.6	$1,385.2	$90.4	$15.1
Deferred Income Taxes	54.4	57.5	13.5	2.8
Net of Tax AOCI	100.8	106.7	25.1	5.1

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$216.2	$220.8	$92.9	$86.9
Prior Service Cost (Credit)	0.2	0.3	(70.5)	(80.6)

Recorded as
Regulatory Assets	$213.7	$218.3	$7.7	$(0.7)
Deferred Income Taxes	1.0	1.0	5.1	2.4
Net of Tax AOCI	1.7	1.8	9.6	4.6

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$133.2	$130.0	$81.3	$77.1
Prior Service Cost (Credit)	0.2	0.3	(66.3)	(75.7)

Recorded as
Regulatory Assets	$128.2	$125.3	$13.7	$1.1
Deferred Income Taxes	1.8	1.8	0.5	0.1
Net of Tax AOCI	3.4	3.2	0.8	0.2

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$215.4	$222.0	$58.2	$52.6
Prior Service Cost (Credit)	0.1	0.2	(48.5)	(55.4)

Recorded as
Regulatory Assets	$215.5	$222.2	$9.7	$(2.8)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$91.0	$94.1	$37.3	$35.2
Prior Service Cost (Credit)	—	0.3	(30.2)	(34.5)

Recorded as
Regulatory Assets	$91.0	$94.4	$7.1	$0.7

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$103.8	$97.1	$45.4	$43.3
Prior Service Cost (Credit)	0.1	0.4	(36.6)	(41.6)

Recorded as
Regulatory Assets	$103.9	$97.5	$5.7	$1.2
Deferred Income Taxes	—	—	1.1	0.2
Net of Tax AOCI	—	—	2.0	0.3

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$107.5	$41.8	$68.4	$176.3
Amortization of Actuarial Loss	(83.8)	(107.1)	(31.4)	(18.8)
Amortization of Prior Service Credit (Cost)	(2.3)	(2.2)	69.0	69.1
Change for the Year Ended December 31,	$21.4	$(67.5)	$106.0	$226.6

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$6.2	$(0.3)	$11.4	$24.7
Amortization of Actuarial Loss	(10.8)	(13.9)	(5.4)	(3.6)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	10.1	10.0
Change for the Year Ended December 31,	$(4.7)	$(14.4)	$16.1	$31.1

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$13.2	$4.7	$7.9	$24.7
Amortization of Actuarial Loss	(10.0)	(12.6)	(3.7)	(2.0)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$3.1	$(8.1)	$13.6	$32.1

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$1.5	$5.8	$9.4	$24.0
Amortization of Actuarial Loss	(8.1)	(10.5)	(3.8)	(2.1)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	6.9	7.0
Change for the Year Ended December 31,	$(6.7)	$(4.9)	$12.5	$28.9

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$1.3	$(2.9)	$3.9	$10.9
Amortization of Actuarial Loss	(4.4)	(5.7)	(1.8)	(1.0)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.2)	4.3	4.3
Change for the Year Ended December 31,	$(3.4)	$(8.8)	$6.4	$14.2

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$11.5	$(1.8)	$4.0	$12.0
Amortization of Actuarial Loss	(4.8)	(6.0)	(1.9)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.0	5.2
Change for the Year Ended December 31,	$6.4	$(8.1)	$7.1	$16.1
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
	December 31,
Company	2016	2015	2016	2015
APCo	12.6%	12.7%	16.0%	16.3%
I&M	12.1%	12.0%	12.1%	12.0%
OPCo	9.8%	9.9%	11.8%	12.1%
PSO	5.5%	5.5%	5.6%	5.6%
SWEPCo	6.0%	5.9%	6.3%	6.2%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$354.7	$—	$—	$—	$354.7	7.3%
International	439.2	—	—	—	439.2	9.1%
Options	—	20.0	—	—	20.0	0.4%
Real Estate Investment Trusts	3.1	—	—	—	3.1	0.1%
Common Collective Trusts (c)	—	14.0	—	400.5	414.5	8.6%
Subtotal – Equities	797.0	34.0	—	400.5	1,231.5	25.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	32.3	32.3	0.7%
United States Government and Agency Securities (c)	—	423.3	—	17.7	441.0	9.1%
Corporate Debt (c)	—	1,932.2	—	10.0	1,942.2	40.2%
Foreign Debt (c)	—	373.7	—	12.1	385.8	8.0%
State and Local Government	—	11.5	—	—	11.5	0.2%
Other – Asset Backed (c)	—	5.4	—	7.4	12.8	0.3%
Subtotal – Fixed Income	—	2,746.1	—	79.5	2,825.6	58.5%

Infrastructure	—	—	57.6	—	57.6	1.2%
Real Estate	—	—	254.9	—	254.9	5.3%
Alternative Investments	—	—	411.1	—	411.1	8.5%
Securities Lending	—	161.6	—	—	161.6	3.4%
Securities Lending Collateral (a)	—	—	—	(163.3)	(163.3)	(3.4)%
Cash and Cash Equivalents (c)	—	—	—	29.7	29.7	0.6%
Other – Pending Transactions and Accrued Income (b)	—	—	—	18.6	18.6	0.4%

Total	$797.0	$2,941.7	$723.6	$365.0	$4,827.3	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2016	$0.1	$42.0	$253.7	$378.7	$674.5
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	5.9	5.3	13.7	24.9
Relating to Assets Sold During the Period	—	0.9	23.2	21.1	45.2
Purchases and Sales	(0.1)	8.8	(27.3)	(2.4)	(21.0)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2016	$—	$57.6	$254.9	$411.1	$723.6

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$517.1	$—	$—	$—	$517.1	33.5%
International	435.5	—	—	—	435.5	28.2%
Options	—	15.2	—	—	15.2	1.0%
Common Collective Trusts (b)	—	10.9	—	20.5	31.4	2.0%
Subtotal – Equities	952.6	26.1	—	20.5	999.2	64.7%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	93.7	93.7	6.0%
United States Government and Agency Securities	—	64.7	—	—	64.7	4.2%
Corporate Debt	—	121.6	—	—	121.6	7.9%
Foreign Debt	—	18.6	—	—	18.6	1.2%
State and Local Government	—	3.0	—	—	3.0	0.2%
Other – Asset Backed	—	5.9	—	—	5.9	0.4%
Subtotal – Fixed Income	—	213.8	—	93.7	307.5	19.9%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	110.1	110.1	7.1%
United States Bonds (b)	—	—	—	97.4	97.4	6.3%
Subtotal – Trust Owned Life Insurance	—	—	—	207.5	207.5	13.4%

Cash and Cash Equivalents	24.0	10.5	—	—	34.5	2.2%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(2.8)	(2.8)	(0.2)%

Total	$976.6	$250.4	$—	$318.9	$1,545.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trusts (c)	—	16.1	—	369.7	385.8	8.1%
Subtotal – Equities	722.0	31.7	—	369.7	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	34.2	34.2	0.7%
United States Government and Agency Securities (c)	—	397.8	—	24.1	421.9	8.9%
Corporate Debt (c)	—	1,964.2	—	19.0	1,983.2	41.6%
Foreign Debt (c)	—	405.4	0.1	16.0	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed (c)	—	15.8	—	7.6	23.4	0.5%
Subtotal – Fixed Income	—	2,796.0	0.1	100.9	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents (c)	—	1.2	—	47.4	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,091.9	$674.5	$279.2	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trusts (b)	—	12.6	—	19.0	31.6	2.0%
Subtotal – Equities	949.4	28.2	—	19.0	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	100.9	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	209.4	—	100.9	310.3	19.6%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	28.3	28.3	1.8%
United States Bonds (b)	—	—	—	184.3	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	—	—	212.6	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$244.8	$—	$338.3	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2017:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$85.8	$93.5	$71.9	$10.2	$12.2	$14.2
Interest Cost	211.6	205.3	221.0	60.9	56.8	67.2
Expected Return on Plan Assets	(280.3)	(274.8)	(261.6)	(107.0)	(111.0)	(111.3)
Amortization of Prior Service Cost (Credit)	2.3	2.2	2.5	(69.0)	(69.1)	(69.0)
Amortization of Net Actuarial Loss	83.8	107.1	124.0	31.4	18.8	22.1
Net Periodic Benefit Cost (Credit)	103.2	133.3	157.8	(73.5)	(92.3)	(76.8)
Capitalized Portion	(37.8)	(48.4)	(52.2)	26.9	33.5	25.3
Net Periodic Benefit Cost (Credit) Recognized in Expense	$65.4	$84.9	$105.6	$(46.6)	$(58.8)	$(51.5)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.7	$7.0	$1.0	$1.1	$1.4
Interest Cost	27.2	26.7	29.6	10.8	10.3	12.8
Expected Return on Plan Assets	(35.3)	(35.0)	(33.9)	(17.3)	(18.1)	(18.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(10.1)	(10.0)	(10.1)
Amortization of Net Actuarial Loss	10.8	13.9	16.6	5.4	3.6	4.6
Net Periodic Benefit Cost (Credit)	10.9	14.5	19.5	(10.2)	(13.1)	(9.8)
Capitalized Portion	(4.1)	(5.5)	(6.8)	3.9	5.0	3.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.8	$9.0	$12.7	$(6.3)	$(8.1)	$(6.4)

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$12.2	$12.9	$10.0	$1.5	$1.6	$1.9
Interest Cost	25.3	24.5	26.3	7.0	6.4	7.6
Expected Return on Plan Assets	(33.6)	(32.6)	(31.0)	(12.9)	(13.2)	(13.4)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	10.0	12.6	14.6	3.7	2.0	2.4
Net Periodic Benefit Cost (Credit)	14.0	17.6	20.1	(10.1)	(12.6)	(10.9)
Capitalized Portion	(3.3)	(4.0)	(4.6)	2.4	2.9	2.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$10.7	$13.6	$15.5	$(7.7)	$(9.7)	$(8.4)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.5	$6.7	$5.2	$0.8	$0.9	$1.0
Interest Cost	20.6	20.3	22.1	7.0	6.4	7.6
Expected Return on Plan Assets	(27.6)	(27.5)	(26.5)	(13.0)	(13.4)	(13.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(6.9)	(7.0)	(6.9)
Amortization of Net Actuarial Loss	8.1	10.5	12.4	3.8	2.1	2.4
Net Periodic Benefit Cost (Credit)	7.7	10.2	13.4	(8.3)	(11.0)	(9.4)
Capitalized Portion	(3.4)	(4.8)	(5.5)	3.7	5.2	3.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.3	$5.4	$7.9	$(4.6)	$(5.8)	$(5.6)

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.2	$6.4	$5.2	$0.6	$0.7	$0.8
Interest Cost	11.2	10.9	12.1	3.3	3.0	3.6
Expected Return on Plan Assets	(15.5)	(15.1)	(14.6)	(6.1)	(6.3)	(6.3)
Amortization of Prior Service Cost (Credit)	0.3	0.2	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	4.4	5.7	6.7	1.8	1.0	1.1
Net Periodic Benefit Cost (Credit)	6.6	8.1	9.7	(4.7)	(5.9)	(5.1)
Capitalized Portion	(2.4)	(2.8)	(3.3)	1.7	2.0	1.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.2	$5.3	$6.4	$(3.0)	$(3.9)	$(3.4)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.3	$6.6	$0.8	$0.8	$1.0
Interest Cost	12.4	11.8	12.7	3.6	3.4	4.0
Expected Return on Plan Assets	(16.4)	(16.0)	(15.4)	(6.8)	(6.9)	(7.0)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.0)	(5.2)	(5.2)
Amortization of Net Actuarial Loss	4.8	6.0	7.1	1.9	1.1	1.2
Net Periodic Benefit Cost (Credit)	9.2	10.4	11.3	(5.5)	(6.8)	(6.0)
Capitalized Portion	(2.7)	(3.2)	(3.4)	1.6	2.1	1.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.5	$7.2	$7.9	$(3.9)	$(4.7)	$(4.2)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2017 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant:

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

UMWA Benefits

Health and Welfare Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

Multiemployer Pension Benefits (Applies to AEP)

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement and the plan documents. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  A withdrawing employer may be subject to a withdrawal liability, which is calculated based upon that employer’s share of the plan’s unfunded benefit obligations.  If an employer fails to make required contributions or if its payments in connection with its withdrawal liability fall short of satisfying its share of the plan’s unfunded benefit obligations, the remaining employers may be allocated a greater share of the remaining unfunded plan obligations. Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan years ending June 30, 2016 and 2015, without utilization of extended amortization provisions.  As required under the PPA, the Plan adopted a Rehabilitation Plan in February 2015 which was updated in May 2016 and again in August 2016.

The amounts contributed in 2016, 2015 and 2014 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report based on the plan year ended June 30, 2015.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. UMWA pension contributions included a surcharge of 10% from July 2015 through June 2016 at which time new base contribution rates went into effect with no associated surcharges.

Under the terms of the UMWA pension plan, contributions will be required to continue beyond the December 31, 2017 expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined in accordance with the terms of the UMWA pension plan by reference to the National Bituminous Coal Wage Agreement, subject to periodic revisions, between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the planned closure of Cook Coal Terminal in 2022, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is related to the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2016 and 2015, the liability balance was $39 million and $31 million, respectively. AEP recovers the estimated UMWA pension withdrawal liability through fuel clauses in certain regulated jurisdictions. A regulatory asset is recorded on the balance sheet when the UMWA pension withdrawal liability exceeds the cumulative billings collected. As of December 31, 2016 and 2015, the regulatory asset balance was $20 million and $14 million, respectively. If any portion of the UMWA pension withdrawal liability is not recoverable, it could reduce future net income and cash flows and impact financial condition.

Southwestern Electric Power Co [Member]
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans on the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.
For 2016, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation, third party forecasts and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions used for OPEB plans measurement purposes are shown below:

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2016, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$4,992.9	$5,224.9	$1,450.6	$1,439.0
Service Cost	85.8	93.5	10.2	12.2
Interest Cost	211.6	205.3	60.9	56.8
Actuarial (Gain) Loss	142.7	(200.6)	17.3	37.2
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Participant Contributions	—	—	37.8	33.3
Medicare Subsidy	—	—	0.8	0.8
Benefit Obligation as of December 31,	$5,085.8	$4,992.9	$1,447.4	$1,450.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,767.6	$4,967.5	$1,577.4	$1,693.9
Actual Gain (Loss) on Plan Assets	315.5	32.4	56.0	(34.0)
Company Contributions	91.4	97.9	4.9	12.9
Participant Contributions	—	—	37.8	33.3
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Fair Value of Plan Assets as of December 31,	$4,827.3	$4,767.6	$1,545.9	$1,577.4

Funded (Underfunded) Status as of December 31,	$(258.5)	$(225.3)	$98.5	$126.8

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$653.4	$702.8	$262.2	$267.1
Service Cost	8.1	8.7	1.0	1.1
Interest Cost	27.2	26.7	10.8	10.3
Actuarial (Gain) Loss	9.2	(41.4)	(0.2)	2.5
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Participant Contributions	—	—	6.4	5.7
Medicare Subsidy	—	—	0.2	0.2
Benefit Obligation as of December 31,	$654.0	$653.4	$255.6	$262.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$603.2	$642.3	$256.7	$280.6
Actual Gain (Loss) on Plan Assets	38.3	(5.7)	5.9	(7.7)
Company Contributions	8.8	10.0	2.7	2.8
Participant Contributions	—	—	6.4	5.7
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Fair Value of Plan Assets as of December 31,	$606.4	$603.2	$246.9	$256.7

Underfunded Status as of December 31,	$(47.6)	$(50.2)	$(8.7)	$(5.5)

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$591.5	$617.9	$166.3	$161.7
Service Cost	12.2	12.9	1.5	1.6
Interest Cost	25.3	24.5	7.0	6.4
Actuarial (Gain) Loss	20.1	(28.4)	3.8	7.7
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Participant Contributions	—	—	4.6	4.0
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$611.6	$591.5	$167.6	$166.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$570.0	$591.7	$189.0	$202.4
Actual Gain (Loss) on Plan Assets	40.6	(0.9)	8.7	(2.3)
Company Contributions	13.0	14.6	—	0.1
Participant Contributions	—	—	4.6	4.0
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Fair Value of Plan Assets as of December 31,	$586.1	$570.0	$186.6	$189.0

Funded (Underfunded) Status as of December 31,	$(25.5)	$(21.5)	$19.0	$22.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$497.5	$526.3	$168.6	$164.7
Service Cost	6.5	6.7	0.8	0.9
Interest Cost	20.6	20.3	7.0	6.4
Actuarial (Gain) Loss	4.7	(19.5)	(1.0)	8.7
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Participant Contributions	—	—	4.7	4.3
Medicare Subsidy	—	—	0.1	(0.1)
Benefit Obligation as of December 31,	$492.9	$497.5	$164.0	$168.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$472.1	$498.5	$191.6	$206.2
Actual Gain (Loss) on Plan Assets	30.9	2.2	2.5	(2.6)
Company Contributions	7.2	7.7	—	—
Participant Contributions	—	—	4.7	4.3
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Fair Value of Plan Assets as of December 31,	$473.8	$472.1	$182.6	$191.6

Funded (Underfunded) Status as of December 31,	$(19.1)	$(25.4)	$18.6	$23.0

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$265.4	$285.4	$77.7	$76.7
Service Cost	6.2	6.4	0.6	0.7
Interest Cost	11.2	10.9	3.3	3.0
Actuarial (Gain) Loss	3.1	(17.9)	1.0	2.4
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Participant Contributions	—	—	2.2	1.9
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$266.7	$265.4	$77.6	$77.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$262.1	$275.5	$88.3	$96.0
Actual Gain (Loss) on Plan Assets	17.3	0.1	3.1	(2.5)
Company Contributions	5.8	5.9	—	—
Participant Contributions	—	—	2.2	1.9
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Fair Value of Plan Assets as of December 31,	$266.0	$262.1	$86.4	$88.3

Funded (Underfunded) Status as of December 31,	$(0.7)	$(3.3)	$8.8	$10.6

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$282.8	$298.2	$86.1	$85.0
Service Cost	8.1	8.3	0.8	0.8
Interest Cost	12.4	11.8	3.6	3.4
Actuarial (Gain) Loss	13.8	(16.2)	1.5	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Participant Contributions	—	—	2.4	2.1
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$296.6	$282.8	$86.9	$86.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$280.6	$290.2	$97.8	$106.4
Actual Gain (Loss) on Plan Assets	18.8	1.6	4.1	(3.3)
Company Contributions	8.4	8.1	—	—
Participant Contributions	—	—	2.4	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Fair Value of Plan Assets as of December 31,	$287.3	$280.6	$96.8	$97.8

Funded (Underfunded) Status as of December 31,	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$154.5	$185.8
Other Current Liabilities – Accrued Short-term Benefit Liability	(5.9)	(6.3)	(3.0)	(3.3)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(252.6)	(219.0)	(53.0)	(55.7)
Funded (Underfunded) Status	$(258.5)	$(225.3)	$98.5	$126.8

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$25.2	$30.8
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.4)	(2.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(47.6)	(50.2)	(31.5)	(33.7)
Underfunded Status	$(47.6)	$(50.2)	$(8.7)	$(5.5)

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$19.0	$22.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(25.5)	(21.5)	—	—
Funded (Underfunded) Status	$(25.5)	$(21.5)	$19.0	$22.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$18.6	$23.0
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(19.1)	(25.4)	—	—
Funded (Underfunded) Status	$(19.1)	$(25.4)	$18.6	$23.0

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2016	2015	2016	2015
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$1.6	$—	$8.8	$10.6
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(3.1)	—	—
Funded (Underfunded) Status	$(0.7)	$(3.3)	$8.8	$10.6

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$9.9	$11.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9.2)	(2.1)	—	—
Funded (Underfunded) Status	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$1,569.8	$1,546.1	$614.4	$577.4
Prior Service Cost (Credit)	1.0	3.3	(485.4)	(554.4)

Recorded as
Regulatory Assets	$1,415.6	$1,385.2	$90.4	$15.1
Deferred Income Taxes	54.4	57.5	13.5	2.8
Net of Tax AOCI	100.8	106.7	25.1	5.1

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$216.2	$220.8	$92.9	$86.9
Prior Service Cost (Credit)	0.2	0.3	(70.5)	(80.6)

Recorded as
Regulatory Assets	$213.7	$218.3	$7.7	$(0.7)
Deferred Income Taxes	1.0	1.0	5.1	2.4
Net of Tax AOCI	1.7	1.8	9.6	4.6

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$133.2	$130.0	$81.3	$77.1
Prior Service Cost (Credit)	0.2	0.3	(66.3)	(75.7)

Recorded as
Regulatory Assets	$128.2	$125.3	$13.7	$1.1
Deferred Income Taxes	1.8	1.8	0.5	0.1
Net of Tax AOCI	3.4	3.2	0.8	0.2

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$215.4	$222.0	$58.2	$52.6
Prior Service Cost (Credit)	0.1	0.2	(48.5)	(55.4)

Recorded as
Regulatory Assets	$215.5	$222.2	$9.7	$(2.8)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$91.0	$94.1	$37.3	$35.2
Prior Service Cost (Credit)	—	0.3	(30.2)	(34.5)

Recorded as
Regulatory Assets	$91.0	$94.4	$7.1	$0.7

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$103.8	$97.1	$45.4	$43.3
Prior Service Cost (Credit)	0.1	0.4	(36.6)	(41.6)

Recorded as
Regulatory Assets	$103.9	$97.5	$5.7	$1.2
Deferred Income Taxes	—	—	1.1	0.2
Net of Tax AOCI	—	—	2.0	0.3

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$107.5	$41.8	$68.4	$176.3
Amortization of Actuarial Loss	(83.8)	(107.1)	(31.4)	(18.8)
Amortization of Prior Service Credit (Cost)	(2.3)	(2.2)	69.0	69.1
Change for the Year Ended December 31,	$21.4	$(67.5)	$106.0	$226.6

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$6.2	$(0.3)	$11.4	$24.7
Amortization of Actuarial Loss	(10.8)	(13.9)	(5.4)	(3.6)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	10.1	10.0
Change for the Year Ended December 31,	$(4.7)	$(14.4)	$16.1	$31.1

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$13.2	$4.7	$7.9	$24.7
Amortization of Actuarial Loss	(10.0)	(12.6)	(3.7)	(2.0)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$3.1	$(8.1)	$13.6	$32.1

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$1.5	$5.8	$9.4	$24.0
Amortization of Actuarial Loss	(8.1)	(10.5)	(3.8)	(2.1)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	6.9	7.0
Change for the Year Ended December 31,	$(6.7)	$(4.9)	$12.5	$28.9

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$1.3	$(2.9)	$3.9	$10.9
Amortization of Actuarial Loss	(4.4)	(5.7)	(1.8)	(1.0)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.2)	4.3	4.3
Change for the Year Ended December 31,	$(3.4)	$(8.8)	$6.4	$14.2

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$11.5	$(1.8)	$4.0	$12.0
Amortization of Actuarial Loss	(4.8)	(6.0)	(1.9)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.0	5.2
Change for the Year Ended December 31,	$6.4	$(8.1)	$7.1	$16.1
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
	December 31,
Company	2016	2015	2016	2015
APCo	12.6%	12.7%	16.0%	16.3%
I&M	12.1%	12.0%	12.1%	12.0%
OPCo	9.8%	9.9%	11.8%	12.1%
PSO	5.5%	5.5%	5.6%	5.6%
SWEPCo	6.0%	5.9%	6.3%	6.2%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$354.7	$—	$—	$—	$354.7	7.3%
International	439.2	—	—	—	439.2	9.1%
Options	—	20.0	—	—	20.0	0.4%
Real Estate Investment Trusts	3.1	—	—	—	3.1	0.1%
Common Collective Trusts (c)	—	14.0	—	400.5	414.5	8.6%
Subtotal – Equities	797.0	34.0	—	400.5	1,231.5	25.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	32.3	32.3	0.7%
United States Government and Agency Securities (c)	—	423.3	—	17.7	441.0	9.1%
Corporate Debt (c)	—	1,932.2	—	10.0	1,942.2	40.2%
Foreign Debt (c)	—	373.7	—	12.1	385.8	8.0%
State and Local Government	—	11.5	—	—	11.5	0.2%
Other – Asset Backed (c)	—	5.4	—	7.4	12.8	0.3%
Subtotal – Fixed Income	—	2,746.1	—	79.5	2,825.6	58.5%

Infrastructure	—	—	57.6	—	57.6	1.2%
Real Estate	—	—	254.9	—	254.9	5.3%
Alternative Investments	—	—	411.1	—	411.1	8.5%
Securities Lending	—	161.6	—	—	161.6	3.4%
Securities Lending Collateral (a)	—	—	—	(163.3)	(163.3)	(3.4)%
Cash and Cash Equivalents (c)	—	—	—	29.7	29.7	0.6%
Other – Pending Transactions and Accrued Income (b)	—	—	—	18.6	18.6	0.4%

Total	$797.0	$2,941.7	$723.6	$365.0	$4,827.3	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2016	$0.1	$42.0	$253.7	$378.7	$674.5
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	5.9	5.3	13.7	24.9
Relating to Assets Sold During the Period	—	0.9	23.2	21.1	45.2
Purchases and Sales	(0.1)	8.8	(27.3)	(2.4)	(21.0)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2016	$—	$57.6	$254.9	$411.1	$723.6

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2016:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$517.1	$—	$—	$—	$517.1	33.5%
International	435.5	—	—	—	435.5	28.2%
Options	—	15.2	—	—	15.2	1.0%
Common Collective Trusts (b)	—	10.9	—	20.5	31.4	2.0%
Subtotal – Equities	952.6	26.1	—	20.5	999.2	64.7%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	93.7	93.7	6.0%
United States Government and Agency Securities	—	64.7	—	—	64.7	4.2%
Corporate Debt	—	121.6	—	—	121.6	7.9%
Foreign Debt	—	18.6	—	—	18.6	1.2%
State and Local Government	—	3.0	—	—	3.0	0.2%
Other – Asset Backed	—	5.9	—	—	5.9	0.4%
Subtotal – Fixed Income	—	213.8	—	93.7	307.5	19.9%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	110.1	110.1	7.1%
United States Bonds (b)	—	—	—	97.4	97.4	6.3%
Subtotal – Trust Owned Life Insurance	—	—	—	207.5	207.5	13.4%

Cash and Cash Equivalents	24.0	10.5	—	—	34.5	2.2%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(2.8)	(2.8)	(0.2)%

Total	$976.6	$250.4	$—	$318.9	$1,545.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trusts (c)	—	16.1	—	369.7	385.8	8.1%
Subtotal – Equities	722.0	31.7	—	369.7	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	34.2	34.2	0.7%
United States Government and Agency Securities (c)	—	397.8	—	24.1	421.9	8.9%
Corporate Debt (c)	—	1,964.2	—	19.0	1,983.2	41.6%
Foreign Debt (c)	—	405.4	0.1	16.0	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed (c)	—	15.8	—	7.6	23.4	0.5%
Subtotal – Fixed Income	—	2,796.0	0.1	100.9	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents (c)	—	1.2	—	47.4	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,091.9	$674.5	$279.2	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trusts (b)	—	12.6	—	19.0	31.6	2.0%
Subtotal – Equities	949.4	28.2	—	19.0	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	100.9	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	209.4	—	100.9	310.3	19.6%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	28.3	28.3	1.8%
United States Bonds (b)	—	—	—	184.3	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	—	—	212.6	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$244.8	$—	$338.3	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2017:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$85.8	$93.5	$71.9	$10.2	$12.2	$14.2
Interest Cost	211.6	205.3	221.0	60.9	56.8	67.2
Expected Return on Plan Assets	(280.3)	(274.8)	(261.6)	(107.0)	(111.0)	(111.3)
Amortization of Prior Service Cost (Credit)	2.3	2.2	2.5	(69.0)	(69.1)	(69.0)
Amortization of Net Actuarial Loss	83.8	107.1	124.0	31.4	18.8	22.1
Net Periodic Benefit Cost (Credit)	103.2	133.3	157.8	(73.5)	(92.3)	(76.8)
Capitalized Portion	(37.8)	(48.4)	(52.2)	26.9	33.5	25.3
Net Periodic Benefit Cost (Credit) Recognized in Expense	$65.4	$84.9	$105.6	$(46.6)	$(58.8)	$(51.5)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.7	$7.0	$1.0	$1.1	$1.4
Interest Cost	27.2	26.7	29.6	10.8	10.3	12.8
Expected Return on Plan Assets	(35.3)	(35.0)	(33.9)	(17.3)	(18.1)	(18.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(10.1)	(10.0)	(10.1)
Amortization of Net Actuarial Loss	10.8	13.9	16.6	5.4	3.6	4.6
Net Periodic Benefit Cost (Credit)	10.9	14.5	19.5	(10.2)	(13.1)	(9.8)
Capitalized Portion	(4.1)	(5.5)	(6.8)	3.9	5.0	3.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.8	$9.0	$12.7	$(6.3)	$(8.1)	$(6.4)

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$12.2	$12.9	$10.0	$1.5	$1.6	$1.9
Interest Cost	25.3	24.5	26.3	7.0	6.4	7.6
Expected Return on Plan Assets	(33.6)	(32.6)	(31.0)	(12.9)	(13.2)	(13.4)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	10.0	12.6	14.6	3.7	2.0	2.4
Net Periodic Benefit Cost (Credit)	14.0	17.6	20.1	(10.1)	(12.6)	(10.9)
Capitalized Portion	(3.3)	(4.0)	(4.6)	2.4	2.9	2.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$10.7	$13.6	$15.5	$(7.7)	$(9.7)	$(8.4)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.5	$6.7	$5.2	$0.8	$0.9	$1.0
Interest Cost	20.6	20.3	22.1	7.0	6.4	7.6
Expected Return on Plan Assets	(27.6)	(27.5)	(26.5)	(13.0)	(13.4)	(13.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(6.9)	(7.0)	(6.9)
Amortization of Net Actuarial Loss	8.1	10.5	12.4	3.8	2.1	2.4
Net Periodic Benefit Cost (Credit)	7.7	10.2	13.4	(8.3)	(11.0)	(9.4)
Capitalized Portion	(3.4)	(4.8)	(5.5)	3.7	5.2	3.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.3	$5.4	$7.9	$(4.6)	$(5.8)	$(5.6)

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.2	$6.4	$5.2	$0.6	$0.7	$0.8
Interest Cost	11.2	10.9	12.1	3.3	3.0	3.6
Expected Return on Plan Assets	(15.5)	(15.1)	(14.6)	(6.1)	(6.3)	(6.3)
Amortization of Prior Service Cost (Credit)	0.3	0.2	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	4.4	5.7	6.7	1.8	1.0	1.1
Net Periodic Benefit Cost (Credit)	6.6	8.1	9.7	(4.7)	(5.9)	(5.1)
Capitalized Portion	(2.4)	(2.8)	(3.3)	1.7	2.0	1.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.2	$5.3	$6.4	$(3.0)	$(3.9)	$(3.4)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.3	$6.6	$0.8	$0.8	$1.0
Interest Cost	12.4	11.8	12.7	3.6	3.4	4.0
Expected Return on Plan Assets	(16.4)	(16.0)	(15.4)	(6.8)	(6.9)	(7.0)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.0)	(5.2)	(5.2)
Amortization of Net Actuarial Loss	4.8	6.0	7.1	1.9	1.1	1.2
Net Periodic Benefit Cost (Credit)	9.2	10.4	11.3	(5.5)	(6.8)	(6.0)
Capitalized Portion	(2.7)	(3.2)	(3.4)	1.6	2.1	1.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.5	$7.2	$7.9	$(3.9)	$(4.7)	$(4.2)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2017 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant:

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

UMWA Benefits

Health and Welfare Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

Multiemployer Pension Benefits (Applies to AEP)

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement and the plan documents. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  A withdrawing employer may be subject to a withdrawal liability, which is calculated based upon that employer’s share of the plan’s unfunded benefit obligations.  If an employer fails to make required contributions or if its payments in connection with its withdrawal liability fall short of satisfying its share of the plan’s unfunded benefit obligations, the remaining employers may be allocated a greater share of the remaining unfunded plan obligations. Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan years ending June 30, 2016 and 2015, without utilization of extended amortization provisions.  As required under the PPA, the Plan adopted a Rehabilitation Plan in February 2015 which was updated in May 2016 and again in August 2016.

The amounts contributed in 2016, 2015 and 2014 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report based on the plan year ended June 30, 2015.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. UMWA pension contributions included a surcharge of 10% from July 2015 through June 2016 at which time new base contribution rates went into effect with no associated surcharges.

Under the terms of the UMWA pension plan, contributions will be required to continue beyond the December 31, 2017 expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined in accordance with the terms of the UMWA pension plan by reference to the National Bituminous Coal Wage Agreement, subject to periodic revisions, between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the planned closure of Cook Coal Terminal in 2022, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is related to the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2016 and 2015, the liability balance was $39 million and $31 million, respectively. AEP recovers the estimated UMWA pension withdrawal liability through fuel clauses in certain regulated jurisdictions. A regulatory asset is recorded on the balance sheet when the UMWA pension withdrawal liability exceeds the cumulative billings collected. As of December 31, 2016 and 2015, the regulatory asset balance was $20 million and $14 million, respectively. If any portion of the UMWA pension withdrawal liability is not recoverable, it could reduce future net income and cash flows and impact financial condition.